Putnam
Equity
Fund 2000

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

8-31-01

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 8/31/01. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 2/28/02.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
August 31, 2001 (Unaudited)

COMMON STOCKS (89.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Automotive (0.7%)
-------------------------------------------------------------------------------------------------------------------
                872 O'Reilly Automotive, Inc. (NON)                                                   $      27,206

Banking (0.4%)
-------------------------------------------------------------------------------------------------------------------
                577 Greater Bay Bancorp                                                                      15,314

Biotechnology (3.2%)
-------------------------------------------------------------------------------------------------------------------
              3,226 Connetics Corp. (NON)                                                                    19,356
                710 InterMune, Inc. (NON)                                                                    28,038
                645 Invitrogen Corp. (NON)                                                                   43,879
                976 Scios, Inc. (NON)                                                                        17,226
              4,220 Triangle Pharmaceuticals, Inc. (NON)                                                     13,504
                                                                                                      -------------
                                                                                                            122,003

Broadcasting (4.0%)
-------------------------------------------------------------------------------------------------------------------
              1,540 Entercom Communications Corp. (NON)                                                      64,418
                710 Radio One, Inc. Class A (NON)                                                            10,884
              3,910 Radio One, Inc. Class D (NON)                                                            59,862
              2,557 Regent Communications, Inc. (NON)                                                        20,072
                                                                                                      -------------
                                                                                                            155,236

Commercial and Consumer Services (4.4%)
-------------------------------------------------------------------------------------------------------------------
                450 Actrade Financial Technologies, Ltd. (NON)                                               10,310
                825 Corporate Executive Board Co. (The) (NON)                                                28,669
                862 Exult, Inc. (NON)                                                                        12,068
              1,129 Heidrick & Struggles International, Inc. (NON)                                           19,588
              1,160 Korn/Ferry International (NON)                                                           15,115
                592 Macrovision Corp. (NON)                                                                  25,817
              1,006 Maximus, Inc. (NON)                                                                      43,147
                530 Professional Detailing, Inc. (NON)                                                       15,911
                                                                                                      -------------
                                                                                                            170,625

Communications Equipment (0.8%)
-------------------------------------------------------------------------------------------------------------------
                230 Polycom, Inc. (NON)                                                                       4,664
              1,656 Riverstone Networks, Inc. (NON)                                                          15,699
                507 SeaChange International, Inc. (NON)                                                      11,473
                                                                                                      -------------
                                                                                                             31,836

Computers (2.7%)
-------------------------------------------------------------------------------------------------------------------
              5,458 I-many, Inc. (NON)                                                                       29,746
              1,854 Inrange Technologies Corp. Class B (NON)                                                 15,574
              3,410 Lantronix, Inc. (NON)                                                                    27,246
                919 Manhattan Associates, Inc. (NON)                                                         20,815
                272 Optimal Robotics Corp. (Canada) (NON)                                                    11,859
                                                                                                      -------------
                                                                                                            105,240

Consumer Finance (0.2%)
-------------------------------------------------------------------------------------------------------------------
                378 Metris Companies, Inc.                                                                   10,282

Consumer Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------
              1,585 Yankee Candle Company, Inc. (The) (NON)                                                  30,147

Electrical Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------------
              1,116 Power-One, Inc. (NON)                                                                    12,176

Electronics (15.8%)
-------------------------------------------------------------------------------------------------------------------
              1,039 Act Manufacturing, Inc. (NON)                                                            10,867
              1,405 Alpha Industries, Inc. (NON)                                                             44,622
                627 Benchmark Electronics, Inc. (NON)                                                        15,550
              3,093 Centillium Communications, Inc. (NON)                                                    38,043
              2,227 DDi Corp. (NON)                                                                          31,200
              1,578 Emulex Corp. (NON)                                                                       25,106
              1,115 Exar Corp. (NON)                                                                         22,579
              3,240 Finisar Corp. (NON)                                                                      31,946
              1,024 Genesis Microchip, Inc. (Canada) (NON)                                                   30,668
              2,100 GlobeSpan, Inc. (NON)                                                                    33,117
              1,145 Integrated Silicon Solutions, Inc. (NON)                                                 17,324
              2,675 Marvell Technology Group, Ltd. (Bermuda) (NON)                                           67,009
                840 Micrel, Inc. (NON)                                                                       25,922
              1,723 Pemstar, Inc. (NON)                                                                      22,313
              1,166 Plexus Corp. (NON)                                                                       40,600
                530 QLogic Corp. (NON)                                                                       15,905
              2,241 Sage, Inc. (NON)                                                                         40,293
              1,554 Semtech Corp. (NON)                                                                      58,011
              2,041 Silicon Laboratories, Inc. (NON)                                                         40,800
                220 TTM Technologies, Inc. (NON)                                                              1,815
                                                                                                      -------------
                                                                                                            613,690

Food (0.2%)
-------------------------------------------------------------------------------------------------------------------
                246 Krispy Kreme Doughnuts, Inc. (NON)                                                        7,589

Health Care Services (6.9%)
-------------------------------------------------------------------------------------------------------------------
                831 Accredo Health, Inc. (NON)                                                               30,622
                512 AdvancePCS (NON)                                                                         38,380
              1,499 AmSurg Corp. (NON)                                                                       34,522
                566 Eclipsys Corp. (NON)                                                                     14,575
                550 Icon PLC ADR (Ireland) (NON)                                                             19,476
                694 On Assignment, Inc. (NON)                                                                13,429
                865 Orthodontic Centers of America, Inc. (NON)                                               23,917
                828 Pediatrix Medical Group, Inc. (NON)                                                      30,926
                698 Pharmaceutical Product Development, Inc. (NON)                                           21,052
                503 Province Healthcare Co. (NON)                                                            18,460
                494 RehabCare Group, Inc. (NON)                                                              20,022
                                                                                                      -------------
                                                                                                            265,381

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
                543 BlackRock, Inc. (NON)                                                                    20,661

Lodging/Tourism (1.2%)
-------------------------------------------------------------------------------------------------------------------
              2,749 Extended Stay America, Inc. (NON)                                                        45,331

Medical Technology (5.0%)
-------------------------------------------------------------------------------------------------------------------
                249 Biosite Diagnostics, Inc. (NON)                                                           6,591
              1,067 Charles River Laboratories International, Inc. (NON)                                     38,092
              1,187 Conceptus, Inc. (NON)                                                                    19,764
              1,606 Cytyc Corp. (NON)                                                                        38,913
              1,475 Natus Medical, Inc. (NON)                                                                19,618
              2,015 Serologicals Corp. (NON)                                                                 38,385
                468 SurModics, Inc. (NON)                                                                    21,809
                760 Urologix, Inc. (NON)                                                                     11,286
                                                                                                      -------------
                                                                                                            194,458

Pharmaceuticals (3.8%)
-------------------------------------------------------------------------------------------------------------------
                870 Alkermes, Inc. (NON)                                                                     22,272
                510 Cephalon, Inc. (NON)                                                                     30,202
                970 Cima Labs, Inc. (NON)                                                                    51,924
              1,050 Inspire Pharmaceuticals, Inc. (NON)                                                      11,519
                448 Medicis Pharmaceutical Corp. Class A (NON)                                               22,001
                435 Noven Pharmaceuticals, Inc. (NON)                                                         9,644
                                                                                                      -------------
                                                                                                            147,562

Restaurants (1.4%)
-------------------------------------------------------------------------------------------------------------------
                673 California Pizza Kitchen, Inc. (NON)                                                     13,460
                586 Cheesecake Factory, Inc. (The) (NON)                                                     17,814
              1,012 RARE Hospitality International, Inc. (NON)                                               21,060
                                                                                                      -------------
                                                                                                             52,334

Retail (12.2%)
-------------------------------------------------------------------------------------------------------------------
                572 99 Cents Only Stores (NON)                                                               17,497
                510 Charlotte Russe Holding, Inc. (NON)                                                      10,037
                538 Chico's FAS, Inc. (NON)                                                                  20,336
                343 Christopher & Banks Corp. (NON)                                                           9,800
              2,170 Coach, Inc. (NON)                                                                        78,771
              1,194 Columbia Sportswear Co. (NON)                                                            38,996
              1,790 Cost Plus, Inc. (NON)                                                                    42,065
                458 Genesco, Inc. (NON)                                                                      10,534
              2,625 Guitar Center, Inc. (NON)                                                                36,619
                695 HomeStore.com, Inc. (NON)                                                                11,516
                365 Hot Topic, Inc. (NON)                                                                    12,136
              1,500 J. Jill Group, Inc. (NON)                                                                26,250
                431 Men's Wearhouse, Inc. (The) (NON)                                                        10,947
                597 Pacific Sunwear of California, Inc. (NON)                                                 9,821
              3,775 Restoration Hardware, Inc. (NON)                                                         13,515
              1,983 Too, Inc. (NON)                                                                          54,572
              1,465 Tweeter Home Entertainment Group, Inc. (NON)                                             37,533
              1,567 Wet Seal, Inc. (The) Class A (NON)                                                       31,324
                                                                                                      -------------
                                                                                                            472,269

Schools (3.7%)
-------------------------------------------------------------------------------------------------------------------
                860 Career Education Corp. (NON)                                                             49,674
              1,075 Learning Tree International, Inc. (NON)                                                  25,671
                440 Learning Tree International, Inc. (Private) (NON)                                        10,507
                673 SkillSoft Corp. (NON)                                                                    18,844
              1,280 SmartForce PLC ADR (NON)                                                                 37,133
                                                                                                      -------------
                                                                                                            141,829

Semiconductor (2.6%)
-------------------------------------------------------------------------------------------------------------------
                800 ASM International, N.V. (Netherlands) (NON)                                              17,176
                700 Mykolis Corp. (NON)                                                                      10,745
              1,622 Photon Dynamics, Inc. (NON)                                                              58,327
                423 Rudolph Technologies, Inc. (NON)                                                         15,228
                                                                                                      -------------
                                                                                                            101,476

Software (12.4%)
-------------------------------------------------------------------------------------------------------------------
              3,388 Actuate Corp. (NON)                                                                      23,377
              2,379 Agile Software Corp. (NON)                                                               23,790
                373 Business Objects SA ADR (France) (NON)                                                    9,351
              6,475 Click Commerce, Inc. (NON)                                                               39,174
                978 Documentum, Inc. (NON)                                                                   14,377
              1,918 E.piphany, Inc. (NON)                                                                    12,352
                458 eFunds Corp. (NON)                                                                        7,914
              5,821 Informatica Corp. (NON)                                                                  44,589
              1,780 Interwoven, Inc. (NON)                                                                   14,507
              3,555 Manugistics Group, Inc. (NON)                                                            41,629
              1,352 Matrixone, Inc. (NON)                                                                    14,480
              1,663 McDATA Corp. Class A (NON)                                                               23,748
                960 Netegrity, Inc. (NON)                                                                    16,992
              1,347 Network Associates, Inc. (NON)                                                           21,350
              2,100 Retek, Inc. (NON)                                                                        58,758
              1,457 Satyam Computer Services, Ltd. ADR (India)                                               12,385
              4,928 Seebeyond Technology Corp. (NON)                                                         28,582
                775 Stellent, Inc. (NON)                                                                     16,895
              1,220 Ulticom, Inc. (NON)                                                                      14,640
              1,820 webMethods, Inc. (NON)                                                                   21,895
              2,245 Witness Systems, Inc. (NON)                                                              18,499
                                                                                                      -------------
                                                                                                            479,284

Technology Services (3.1%)
-------------------------------------------------------------------------------------------------------------------
              2,206 Concurrent Computer Corp. (NON)                                                          24,266
              1,830 DiamondCluster International, Inc. Class A (NON)                                         19,764
              3,235 Inforte Corp. (NON)                                                                      35,585
              6,720 Management Network Group, Inc. (The) (NON)                                               40,320
                                                                                                      -------------
                                                                                                            119,935

Telecommunications (2.6%)
-------------------------------------------------------------------------------------------------------------------
                364 Airgate PCS, Inc. (NON)                                                                  21,454
              1,101 Allegiance Telecom, Inc. (NON)                                                           13,685
              1,930 Choice One Communications, Inc. (NON)                                                     8,801
              3,140 Focal Communications Corp. (NON)                                                          2,324
                846 SBA Communications Corp. (NON)                                                           11,269
              1,068 Tellium, Inc. (NON)                                                                      10,413
                684 Triton PCS Holdings, Inc. Class A (NON)                                                  24,350
              8,185 XO Communications, Inc. Class A (NON)                                                     9,331
                                                                                                      -------------
                                                                                                            101,627

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
                970 Wolverine World Wide, Inc.                                                               18,052
                                                                                                      -------------
                    Total Common Stocks (cost $4,050,906)                                             $   3,461,543

CONVERTIBLE PREFERRED STOCKS (3.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                834 Bowstreet, Inc. Ser. D, $0.84 cum. cv. pfd.
                    (acquired 10/25/00, cost $10,008) (RES)                                           $      10,008
             40,976 Celox Networks, Inc. Ser. C, 9.00% cum. cv. pfd
                    (acquired 4/16/01, cost $44,500) (RES)                                                   44,500
                928 Centerpoint Broadband Technologies, Inc. Ser. D, $0.86
                    cv. pfd. (acquired 10/19/00, cost $10,004) (RES)                                          4,399
              7,242 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $118,407) (RES)                                                  42,655
              2,059 Epicentric, Inc. Ser. D, $0.381 cv. pfd.
                    (acquired 3/7/01, cost $9,801) (RES)                                                      9,801
              1,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $10,000) (RES)                                                   4,400
              1,230 MarketSoft Software Corp. Ser. D, zero % cv. pfd.
                    (acquired 12/7/00, cost $6,002) (RES)                                                     6,002
              2,942 NuTool, Inc. Ser. C, $0.27 cv. pfd. (acquired 11/15/00,
                    cost $10,003) (RES)                                                                      10,003
                618 Vivace Networks, Inc. Ser. C, $0.583 cv. pfd.
                    (acquired 9/7/00, cost $6,007) (RES)                                                      1,984
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $224,732)                                $     133,752

CORPORATE BONDS AND NOTES (1.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            65,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                $      15,925
            160,000 Nextlink Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (12 1/4s, 6/1/04), 2009 (STP)                                              28,000
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $38,700)                                    $      43,925

SHORT-TERM INVESTMENTS (7.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           135,000 Interest in $500,000,000 joint tri-party repurchase agreement dated August 31, 2001 with Credit Suisse
                    First Boston due September 4, 2001 with respect to
                    various U.S. Government obligations -- maturity value
                    of $135,056 for an effective yield of 3.70%                                       $     135,000
            139,000 Interest in $500,000,000 joint tri-party repurchase agreement dated August 31, 2001 with Goldman Sachs
                    & Co. due September 4, 2001 with respect to various
                    U.S. Government obligations -- maturity value of
                    $139,057 for an effective yield of 3.68%                                                139,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $274,000)                                      $     274,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,588,338) (b)                                           $   3,913,220
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,870,625.

  (b) The aggregate identified cost on a tax basis is $4,711,802, resulting in gross unrealized appreciation and depreciation of $359,757 and $1,158,339, respectively, or net unrealized depreciation of $798,582.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2001 was $133,752 or 3.5% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,588,338) (Note 1)                                           $ 3,913,220
-------------------------------------------------------------------------------------------
Cash                                                                                    776
-------------------------------------------------------------------------------------------
Interest and other receivables                                                        1,372
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   65
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,272
-------------------------------------------------------------------------------------------
Total assets                                                                      3,929,705

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     37,883
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            740
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,337
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           196
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                     800
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               18,117
-------------------------------------------------------------------------------------------
Total liabilities                                                                    59,080
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,870,625

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                              $ 6,786,805
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (22,435)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                             (2,218,627)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (675,118)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,870,625

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per Class A share
($3,870,625 divided by 883,579 shares)                                                $4.38
-------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $4.38)*                                $4.65
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended August 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                          $   3,771
-------------------------------------------------------------------------------------------
Dividends                                                                                39
-------------------------------------------------------------------------------------------
Total investment income                                                               3,810

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     20,322
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,373
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,133
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                 800
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               3,637
-------------------------------------------------------------------------------------------
Auditing                                                                             12,504
-------------------------------------------------------------------------------------------
Legal                                                                                 2,746
-------------------------------------------------------------------------------------------
Other                                                                                   984
-------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                     (19,090)
-------------------------------------------------------------------------------------------
Total expenses                                                                       26,419
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (174)
-------------------------------------------------------------------------------------------
Net expenses                                                                         26,245
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (22,435)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (679,399)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (65,336)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (744,735)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(767,170)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                   For the period
                                                                                    July 25, 2000
                                                              Six months ended      (commencement
                                                                     August 31    of operations) to
                                                                         2001*    February 28, 2001
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------
Net investment loss                                                   (22,435)              (21,178)
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (679,399)           (1,539,228)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (65,336)             (609,782)
---------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (767,170)           (2,170,188)
---------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     730,395             4,077,588
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (36,775)            1,907,400

Net assets
---------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                        3,907,400             2,000,000
---------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
of $22,435 and $--, respectively)                                  $3,870,625            $3,907,400
---------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
--------------------------------------------------------------
                                    Six months
                                       ended    For the period
Per-share                            August 31  July 25, 2000+
operating performance               (Unaudited)   February 28
--------------------------------------------------------------
                                        2001         2001
--------------------------------------------------------------
Net asset value,
beginning of period                    $5.33        $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)(b)              (.03)        (.03)
--------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.92)       (3.14)
--------------------------------------------------------------
Total from
investment operations                   (.95)       (3.17)
--------------------------------------------------------------
Net asset value,
end of period                          $4.38        $5.33
--------------------------------------------------------------
Total return at
net asset value (%)(c)                (17.82)*     (37.29)*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,871       $3,907
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)             .66*         .78*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)            (.56)*       (.50)*
--------------------------------------------------------------
Portfolio turnover (%)                 49.75*       76.47*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period (Note
    2). As a result of such limitation, expenses for the periods ended
    August 31, 2001 and February 28, 2001, reflect a reduction of $0.02 and
    $0.05 per class A share, respectively.

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
August 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing mainly in common stocks of small and midsize U.S. companies, with a focus on growth stocks which Putnam Investments Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes are fast-growing with earnings that are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended August 31, 2001, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At February 28, 2001, the fund had a capital loss carryover of approximately $268,000 available to offset future net capital gain, if any to the extent allowed under tax laws, which will expire on February 28, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized offering costs The offering costs of $2,000 have been fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended August 31, 2001, the fund's expenses were reduced by $174 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months ended August 31, 2001, Putnam Retail Management, acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended August 31, 2001, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,626,629 and $1,952,877, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    167,838            $809,710
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               167,838             809,710

Shares
repurchased                                    (16,788)            (79,315)
---------------------------------------------------------------------------
Net increase                                   151,050            $730,395
---------------------------------------------------------------------------

                                              For the period July 25, 2000
                                                          (commencement of
                                                            operations) to
                                                         February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    674,430         $ 5,185,548
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               674,430           5,185,548

Shares
repurchased                                   (177,195)         (1,107,960)
---------------------------------------------------------------------------
Net increase                                   497,235         $ 4,077,588
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to July 25, 2000 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC on July 24, 2000.

At August 31, 2001, Putnam Investments, LLC owned 235,294 shares of the fund (26.6% of shares outstanding), valued at $1,030,588.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Eric M. Wetlaufer
Vice President

Stephen L. Kirson
Vice President and Fund Manager

Michael J. Mufson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Equity Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


75498  2SX  10/01


Putnam
Asia Pacific
Fund II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The following report covers the fiscal year of Putnam Asia Pacific Fund II, which ended August 31, 2001 -- before the September 11 attacks on the World Trade Center and the Pentagon. Our thoughts are with the families of the people who lost their lives or were injured in those horrific events.

Throughout the crisis, Putnam professionals have remained focused on their responsibilities to the fund's shareholders. All systems have been kept fully operational and all phone lines fully staffed. And of course, Putnam's senior management team has been meeting regularly to formulate a global economic view and industry-specific perspectives, and to maintain careful oversight of your fund in light of the changing environment.

The important thing for investors to do is to remain focused and not to allow the near-term impact of this tragedy to cloud a long-term perspective. Given these events, we suggest consulting your financial advisor, who can help you make decisions that are appropriate for your long-term investment plan.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 17, 2001

REPORT FROM FUND MANAGEMENT

Carmel Peters
Simon Davis

Pacific basin markets suffered sharp declines for most of Putnam Asia Pacific Fund II's fiscal year. During the 12 months ended August 31, 2001, Asian technology and telecommunications companies, in particular, felt the impact of the U.S. equity market correction, as their exporters were hurt by a slowdown from their European and U.S. customers. Despite a brief resurgence in the region's markets at the beginning of 2001 -- thanks to aggressive rate cuts by the U.S. Federal Reserve Board -- gains were offset in the ensuing months as the markets began to digest the extent of the economic and earnings slowdown. Market weakness continued to plague global markets for the rest of the period.

The days following the tragic events of September 11 have been difficult ones for the global financial markets. But we believe that while they are exhibiting understandable volatility, the markets have also recognized that even a disaster has primarily a short-term impact. The shock will also, we believe, bring a new focus on the fact that beyond any recession lies growth for the U.S. and global economies in the longer-term.

Total return for 12 months ended 8/31/01

        Net asset value            Public offering price
-----------------------------------------------------------------------
           -31.15%                       -35.12%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 9.

* MARKET LOSSES CONTINUE THROUGHOUT PERIOD

The euphoria surrounding technology reached its limit in the early spring of 2000, and a difficult investing environment became the norm for your fund's 2001 fiscal year. The sharpest declines occurred in October 2000, when the U.S. economy began to show signs of slowing, and a number of companies in the technology and telecommunications sectors reported weak earnings. Global equity markets were adversely affected by the downturn in U.S. equity markets, but the damage was especially felt by Pacific basin markets with country and regional exposure to those sectors. Also adding to the market's troubles were profitability issues, rising crude oil prices, and interest rate increases in Europe.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                        21.8%

Electronics                    12.0%

Conglomerates                   9.2%

Real estate                     7.4%

Telecommunications              6.5%

Footnote reads:
*Based on net assets as of 8/31/01. Holdings will vary over time.


* TAIWAN, KOREA SUFFER FROM LOSSES IN U.S. TECHNOLOGY SECTOR

Your fund's managers faced a seemingly inhospitable environment in the Pacific Basin markets. Many of the Morgan Stanley Capital International indexes, such as MSCI Korea and MSCI Taiwan, had negative double-digit returns for the 12 months ended August 31, 2001. South Korean equity markets, in particular, are extremely sensitive to U.S. market movements, and the downturn in the technology and telecommunications sectors hit hard. South Korea's major companies such as Samsung, dependent on global demand, suffered declines. Domestic demand stayed relatively strong, but fund holdings SK Telecom and Korea Telecom did not perform well, despite what we consider excellent fundamentals, as they were adversely affected by the re-rating of global telecommunication companies.

The Taiwanese economy was also negatively influenced by the earnings disappointments and consequent spending reductions in U.S. technology companies. Wary investors aggressively sold shares in the Taiwan technology sector, the largest component of this country's equity market. While Taiwan has demonstrated its ability in the past to recover from catastrophe, both natural and otherwise, it depends largely on the performance of the U.S. equity markets for a full economic recovery.

* A BRIEF REBOUND FAILS TO REVIVE PERFORMANCE

Markets experienced a strong rebound at the beginning of 2001, spurred by several short-term interest-rate cuts by the U.S. Federal Reserve Board in an effort to stave off a recession. Pacific basin markets responded in kind, particularly among technology and communication stocks that were oversold at the end of 2000. Positive news of gains among the region's banks also benefited performance. However, the optimism was short-lived as widespread downward revisions of corporate earnings and economic growth forecasts dragged markets sharply lower by the end of the first quarter of 2001.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Samsung Electronics Co., Ltd.
South Korea
Conglomerates

News Corp. Ltd. (The) ADR
Australia
Broadcasting

Hutchison Whampoa, Ltd.
Hong Kong
Conglomerates

National Australia Bank, Ltd.
Australia
Banking

Sun Hung Kai Properties, Ltd.
Hong Kong
Real estate

BHP Billiton, Ltd.
Australia
Metals

China Mobile, Ltd.
Hong Kong
Telecommunications

Taiwan Semiconductor
Manufacturing Co.
Taiwan
Electronics

Hang Seng Bank, Ltd.
Hong Kong
Banking

Commonwealth Bank of Australia
Australia
Banking

Footnote reads:
These holdings represent 31.3% of the fund's net assets as of 8/31/01. Portfolio holdings will vary over time.


Further efforts to increase investor confidence by interest rate cuts in the United States and the United Kingdom gave global equity markets a boost in April. Hopes that the economic slowdown would soon reach bottom encouraged brisk market performance in global developed and emerging markets. The sharp rebound fell off just as quickly, however, when profit warnings continued unabated in May.

Corporate profitability appeared no brighter in July and August, as economic growth rates were further reduced and earnings were trimmed. Asian technology companies were hurt by concerns that consumer demand had weakened. Although we reduced the fund's exposure to these sectors, we were not able to avoid losses which typified global market performance at the end of your fund's fiscal year.

* PERFORMANCE VARIES FROM REGION TO REGION

Within specific regions in the Pacific Basin, we saw varying degrees of performance; while most are in negative territory, some have been able to survive the market volatility better than others. For example, the smaller markets, Thailand, Malaysia, Philippines, and Indonesia, remained relatively stable throughout the period. This was due in part to their decreased exposure to the beleaguered U.S. economy. Malaysia was underweighted in your portfolio due to capital controls imposed by government regulations during the Asia crisis; at the time, we did not favor their somewhat-directed economy. Malaysia performed relatively well but unfortunately our positioning limited the fund's ability to benefit.

The fund did benefit from strong stock selection in Hong Kong and China, in which performance was volatile but made some positive gains throughout the period. Hong Kong interest rates tend to follow U.S. rates because of currency risk, and fell accordingly during 2001. In the previous report, we noted the attractive fundamentals of Hong Kong property stocks. While we still feel strongly about this sector, the real estate industry underwent a difficult period as dot-com and software companies, many of Hong Kong's tenants, could not survive the technology correction. Now, the real estate market is in oversupply and inflation is practically non-existent, but despite the attractive valuations and low interest rates, buyers have stayed away. Government actions to make the sector more attractive have failed to spur demand. While we still believe this sector holds great promise, we will continue to monitor the situation and make adjustments to the portfolio accordingly.

China's economy is strong but during the period, an increase in competition in the telecommunications market led to a major re-rating of the wireless companies. Non-communication companies such as energy and oil rose sharply, and we took advantage of positive performance in holdings such as CNOOC and PetroChina. Consumer stocks, including auto holding Denway-Motors and real estate holdings China Resources Beijing Land Ltd. also contributed positively to performance as the Chinese consumer began to spend more on cars and apartments. While these holdings, as well as others mentioned in this report, were viewed favorably at the end of the reporting period, all are subject to review in accordance with the fund's investment policy and may change in the future.

* OUTLOOK: RECOVERY MAY BE DELAYED UNTIL 2002

As the period was characterized by a sharp sell-off in Asian markets, we believe that stocks in the region are now consistently undervalued. This level of value in the markets will probably not be recognized until signs of a global recovery start to reappear. A long-term focus is important for investors to keep in mind in the aftermath of September 11th's events, which have led many to anticipate the worst for the U.S. and global economies. Realistically, the disaster will diminish business activity in the short term. However, many of the pre-conditions for recovery, such as lower business inventories, were taking shape before the disaster. While we feel strongly that an economic recovery will occur, we believe that it would not be reasonable to expect results until well into calendar 2002. Meanwhile, your fund will remain invested in quality stocks which will benefit from the positive change in fundamentals.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single region may be subject to more volatility than funds investing in a diverse group of regions. Currently the fund is offered on a limited basis and has limited assets.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will be to the continued success of the Putnam funds.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds and, in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m., Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Asia Pacific Fund II is designed for investors seeking long-term capital appreciation through common stocks and other securities of companies located in Asia other than Japan.

TOTAL RETURN FOR PERIODS ENDED 8/31/01

                                      MSCI AC        MSCI AC
                                 Asia Pacific Free  Asia Free      Consumer
Since 3/23/98       NAV     POP   ex-Japan Index  ex-Japan Index  price index
-------------------------------------------------------------------------------
1 year           -31.15%  -35.12%     -25.40         -30.98%         2.78%
-------------------------------------------------------------------------------
Life of fund      -3.17    -8.75      -16.11         -20.52          9.43
Annual average    -0.93    -2.62       -5.01          -6.50          2.67
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect, without which total returns would have been lower.

The fund's benchmark index has been changed from the MSCI AC Asia Free ex-Japan Index to the MSCI AC Asia Pacific Free ex-Japan Index, which better reflects the fund's objective.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/01

-------------------------------------------------------------------------------
Distributions* (number)
-------------------------------------------------------------------------------
Share value:                                 NAV            POP
-------------------------------------------------------------------------------
8/31/00                                    $11.78         $12.50
-------------------------------------------------------------------------------
8/31/01                                      8.11           8.60
-------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 9/30/01 (most recent calendar quarter)

Since 3/23/98                                NAV            POP
-------------------------------------------------------------------------------
1 year                                     -33.94%        -37.74%
-------------------------------------------------------------------------------
Life of fund                               -17.26         -22.03
Annual average                              -5.22          -6.81
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

At the end of June 30, 2001, the benchmark of your fund changed from the Morgan Stanley Capital International (MSCI) AC Asia Free ex-Japan Index to the MSCI AC Asia Pacific Free ex-Japan Index in order to include Australia, a region in which your fund invests.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 3/23/98

            Fund's class A    MSCI AC Asia Free   MSCI AC Asia Pacific   Consumer price
Date         shares at POP     ex-Japan Index     Free ex-Japan Index        Index

3/23/98        10,000              10,000              10,000               10,000
9/30/98         6,552               6,294               6,877               10,086
3/31/99         8,652               9,134               9,488               10,179
9/30/99        11,544              11,391              11,095               10,345
3/31/00        16,213              13,880              12,917               10,561
9/30/00        11,803              10,195              10,135               10,703
3/31/01         9,856               8,598               8,660               10,869
8/31/01        $9,125              $7,948              $8,389              $10,943
Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) All-Country Asia Pacific Free ex-Japan Index* is an unmanaged index of market-capitalization weighted companies representative of developed & emerging market Asia Pacific countries. It excludes closed markets and shares which are not purchasable by foreigners.

Morgan Stanley Capital International (MSCI) All-Country Asia Free ex-Japan Index* is an arithmetic, market value weighted average of the performance of the securities listed on the stock exchanges of those countries, excluding issues denominated in yen.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and
Shareholders of Putnam Asia Pacific Fund II
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Asia Pacific Fund II (the "fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 10, 2001


THE FUND'S PORTFOLIO
August 31, 2001

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (23.0%)
-------------------------------------------------------------------------------------------------------------------
              2,500 Amcor, Ltd.                                                                       $       8,492
              4,200 AMP, Ltd.                                                                                43,447
              1,590 Australia & New Zealand Banking Group, Ltd.                                              14,120
             13,940 BHP Billiton, Ltd.                                                                       68,312
              3,406 Brambles Industries, Ltd.                                                                17,694
              4,500 Cola-Cola Amatil, Ltd.                                                                   12,529
              3,520 Commonwealth Bank of Australia                                                           54,314
                500 CSL, Ltd.                                                                                12,110
              2,800 CSR, Ltd.                                                                                 9,496
              5,800 Foster's Brewing Group, Ltd.                                                             15,767
              4,350 National Australia Bank, Ltd.                                                            75,936
                780 News Corp., Ltd. (The)                                                                    6,226
              2,880 News Corp., Ltd. (The) ADR                                                               93,860
              2,300 Santos, Ltd.                                                                              7,733
              9,700 Telstra Corporation, Ltd.                                                                24,532
              1,200 Wesfarmers, Ltd.                                                                         18,233
              6,274 Westpac Banking Corp.                                                                    45,874
              2,900 Woolworths, Ltd.                                                                         16,357
                                                                                                      -------------
                                                                                                            545,032

Hong Kong/China (23.6%)
-------------------------------------------------------------------------------------------------------------------
              5,000 Cheung Kong Holdings, Ltd.                                                               46,156
             20,000 China Merchants Holdings International Co., Ltd.                                         12,693
             21,000 China Mobile, Ltd. (NON)                                                                 65,560
             50,000 China Resources Beijing Land, Ltd.                                                       11,795
              8,500 CLP Holdings, Ltd. (NON)                                                                 34,437
             12,000 CNOOC, Ltd.                                                                              11,847
             35,800 Denway Motors, Ltd.                                                                       9,639
             10,000 Esprit Holdings, Ltd.                                                                    11,154
             34,000 Greencool Technology                                                                     11,334
              5,400 Hang Seng Bank, Ltd.                                                                     60,752
              3,000 Henderson Land Development Co., Ltd.                                                     13,693
             21,100 Hong Kong and China Gas Co., Ltd.                                                        26,105
             10,900 Hutchison Whampoa, Ltd.                                                                  92,933
             15,000 Johnson Electric Holdings, Ltd.                                                          17,885
             10,000 Li & Fung, Ltd.                                                                          12,757
             64,000 PetroChina Co., Ltd.                                                                     13,047
              8,000 Sun Hung Kai Properties, Ltd.                                                            69,490
              8,000 Swire Pacific, Ltd.                                                                      38,873
                                                                                                      -------------
                                                                                                            560,150

India (7.0%)
-------------------------------------------------------------------------------------------------------------------
              1,121 HDFC Bank, Ltd. ADR (NON)                                                                17,376
              5,900 Hindustan Lever, Ltd.                                                                    27,420
                800 Housing Development Finance Corporation, Ltd.                                            11,957
              3,000 ICICI Bank, Ltd. ADR                                                                     14,250
                490 Infosys Technologies, Ltd. (NON)                                                         36,756
              1,200 Reliance Industries GDR                                                                  17,280
              1,500 Satyam Computer Services ADR                                                             12,750
              1,000 Videsh Sanchar Nigam, Ltd. ADR                                                           11,390
                500 Wipro, Ltd. ADR                                                                          16,270
                                                                                                      -------------
                                                                                                            165,449

Indonesia (0.4%)
-------------------------------------------------------------------------------------------------------------------
              1,300 PT Telekomunikasi Indonesia ADR                                                           8,541

Malaysia (5.6%)
-------------------------------------------------------------------------------------------------------------------
              3,000 Genting Berhad                                                                            8,289
             12,000 IJM Corp. Berhad                                                                         13,263
              6,000 Malayan Banking Berhad                                                                   19,421
              6,000 Malaysia International Shipping Corp.                                                    11,289
             23,400 Public Bank Berhad                                                                       15,210
              5,000 Resorts World Berhad                                                                      8,750
             10,000 Sime Darby Berhad                                                                        12,526
              6,000 Tanjong PLC                                                                              11,684
              7,000 Telekom Malaysia Berhad                                                                  19,711
              5,000 Tenneco, Inc.                                                                            14,211
                                                                                                      -------------
                                                                                                            134,354

Philippines (0.3%)
-------------------------------------------------------------------------------------------------------------------
                730 Philippine Long Distance Telephone Co. ADR                                                6,972

Singapore (9.2%)
-------------------------------------------------------------------------------------------------------------------
              1,815 DBS Group Holdings, Ltd.                                                                 14,282
                600 Flextronics International, Ltd. (NON)                                                    13,164
              7,000 Keppel Corp.                                                                             12,866
              7,250 Overseas-Chinese Banking Corp.                                                           45,807
              3,000 Singapore Airlines, Ltd.                                                                 20,678
              1,000 Singapore Press Holdings, Ltd.                                                           11,373
             10,000 Singapore Technologies Engineering, Ltd.                                                 14,589
             14,000 Singapore Telecommunications                                                             16,244
              7,801 United Overseas Bank, Ltd.                                                               50,184
              3,000 Venture Manufacturing, Ltd.                                                              19,989
                                                                                                      -------------
                                                                                                            219,176

South Korea (15.1%)
-------------------------------------------------------------------------------------------------------------------
                150 Cheil Communications, Inc.                                                               11,476
              1,200 Daelim Industrial Co.                                                                     8,279
                490 Housing & Commercial Bank                                                                10,897
                640 Hyundai Motor Co., Ltd.                                                                  10,675
                990 Kookmin Bank                                                                             13,334
              2,100 Korea Electric Power Corp.                                                               37,247
              1,259 Korea Telecom Corp. ADR                                                                  26,175
              2,100 LG Engineering & Construction, Ltd.                                                      18,500
                900 Pohang Iron & Steel Company, Ltd.                                                        15,669
              2,220 Samsung Corp.                                                                            11,161
                660 Samsung Electronics Co., Ltd.                                                            98,199
                350 Samsung Fire & Marine Insurance                                                          10,305
                400 Samsung Securities Co., Ltd.                                                             10,086
              1,200 Shinhan Bank                                                                             11,303
                150 Shinsegae Department Store                                                               10,572
              2,270 SK Telecom Co., Ltd. ADR                                                                 43,539
                200 Yuhan Corp.                                                                               9,663
                                                                                                      -------------
                                                                                                            357,080

Taiwan (11.4%)
-------------------------------------------------------------------------------------------------------------------
              1,200 ASE Test, Ltd. (NON)                                                                     13,248
              4,500 Asustek Computer, Inc. GDR                                                               16,444
             31,900 Bank Sinopac (NON)                                                                       13,831
             26,120 Chinatrust Commercial Bank                                                               17,499
              8,000 Compal Electronics, Inc.                                                                  7,285
             16,564 Far Eastern Textile, Ltd.                                                                 7,086
              6,760 Formosa Chemicals & Fiber Co.                                                             4,803
              9,000 Formosa Plastics Corp.                                                                    9,527
             18,000 Fubon Insurance Co.                                                                      17,906
              6,000 Hon Hai Precision Industry                                                               23,231
             15,540 Nan Ya Plastic Corp.                                                                     11,943
              5,050 President Chain Store Corp.                                                              11,058
              2,250 Quanta Computer, Inc.                                                                     5,025
             34,443 Taiwan Semiconductor Manufacturing Co. (NON)                                             63,931
             30,992 United Microelectronics Corp. (NON)                                                      35,774
             21,000 Yuanta Core Pacific Securities Co. (NON)                                                 12,181
                                                                                                      -------------
                                                                                                            270,772

Thailand (2.8%)
-------------------------------------------------------------------------------------------------------------------
              1,500 Advanced Info Service Public Co., Ltd.                                                   17,703
             10,000 Bangkok Bank Public Co., Ltd. (NON)                                                      11,008
              2,500 Bec World Public Co., Ltd.                                                               15,093
              4,800 PTT Exploration & Production Public Co., Ltd.                                            12,746
             25,000 TelecomAsia Corporation Public Co., Ltd. (NON)                                            8,937
                                                                                                      -------------
                                                                                                             65,487
                                                                                                      -------------
                    Total Common Stocks (cost $2,044,005)                                             $   2,333,013

SHORT-TERM INVESTMENTS (4.5%) (a) (cost $106,848)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           107,079 Short-term investments held as collateral for loaned securities with yields ranging from 3.51% to 3.80%
                    and due dates from September 4, 2001 to
                    October 19, 2001. (d)                                                             $     106,848
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,150,853) (b)                                           $   2,439,861
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,371,600.

  (b) The aggregate identified cost on a tax basis is $2,232,957, resulting in gross unrealized appreciation and depreciation of $325,572 and $118,668, respectively, or net unrealized appreciation of $206,904.

(NON) Non-income-producing security.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentrations greater than 10% at August 31, 2001 (as a percentage of net assets):

           Banking            21.8%
           Electronics        12.0

  (d) See footnote 1 to financial statements on page 23.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $103,422 of
securities on loan (identified cost $2,150,853) (Note 1)                         $2,439,861
-------------------------------------------------------------------------------------------
Foreign currency (cost $44,782)                                                      44,631
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                       9,240
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       67,522
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      3,456
-------------------------------------------------------------------------------------------
Total assets                                                                      2,564,710

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     45,470
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     33,889
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              865
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                        1,400
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                  106,848
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                4,631
-------------------------------------------------------------------------------------------
Total liabilities                                                                   193,110
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,371,600

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,742,442
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (17,823)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (642,020)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                   289,001
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,371,600

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,371,600 divided by 292,574 shares)                                                $8.11
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.11) *                               $8.60
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $5,413)                                        $    49,422
-------------------------------------------------------------------------------------------
Interest                                                                                 56
-------------------------------------------------------------------------------------------
Securities lending                                                                       82
-------------------------------------------------------------------------------------------
Total investment income                                                              49,560

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     30,272
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,820
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,911
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         30
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,689
-------------------------------------------------------------------------------------------
Auditing                                                                             40,105
-------------------------------------------------------------------------------------------
Legal                                                                                 4,671
-------------------------------------------------------------------------------------------
Other                                                                                 2,103
-------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                     (38,651)
-------------------------------------------------------------------------------------------
Total expenses                                                                       49,950
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (2)
-------------------------------------------------------------------------------------------
Net expenses                                                                         49,948
-------------------------------------------------------------------------------------------
Net investment loss                                                                    (388)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (572,861)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (22,239)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                    1,064
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (625,833)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (1,219,869)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(1,220,257)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended August 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                    $     (388)     $   (13,875)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                            (595,100)         106,616
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                             (624,769)         (13,627)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (1,220,257)          79,114
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)             (563,836)         947,085
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (1,784,093)       1,026,199

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                       4,155,693        3,129,494
--------------------------------------------------------------------------------------------------
End of year (including accumulated net investment loss of
$17,823 and $13,833, respectively)                                     $2,371,600       $4,155,693
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                March 23, 1998+
operating performance                         Year ended August 31        to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.78       $10.90        $5.23        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (loss)(a)(b)        --(e)      (.04)         .03          .06
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.67)         .92         5.75        (3.33)
----------------------------------------------------------------------------------------
Total from
investment operations                  (3.67)         .88         5.78        (3.27)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net investment income                --           --         (.03)          --
----------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.06)          --
----------------------------------------------------------------------------------------
From return of capital                    --           --         (.02)          --
----------------------------------------------------------------------------------------
Total distributions                       --           --         (.11)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.11       $11.78       $10.90        $5.23
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                (31.15)        8.07       111.52       (38.47)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,372       $4,156       $3,129       $1,331
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)            1.65         1.65         1.65          .73*
----------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(b)            (.01)        (.34)         .35          .99*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                227.49       288.55       234.28       202.60*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.12, $.08, $.12 and $.07 per share for the periods ended August 31, 2001, August 31, 2000, August 31, 1999 and August 31, 1998, respectively
    (Note 2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).

(e) Amount represents less than $0.01 per share



NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (The "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin, other than Japan.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gain earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At August 31, 2001, the value of securities loaned amounted to $103,422. The fund received cash collateral of $106,848 which is pooled with collateral of other Putnam funds into 40 issuers of high grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2001, the fund had a capital loss carryover of approximately $275,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
      $ 53,000    August 31, 2007
       222,000    August 31, 2009

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals and both realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2001, the fund reclassified $3,602 to increase accumulated net investment loss and $15,970 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $19,572. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended August 31, 2001, the fund's expenses were reduced by $2 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved any payments pursuant to the plan.

For the year ended August 31, 2001, Putnam Retail Management, acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended August 31, 2001, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $6,449,376 and $6,930,539, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     47,811           $ 434,100
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                47,811             434,100

Shares
repurchased                                   (108,012)           (997,936)
---------------------------------------------------------------------------
Net decrease                                   (60,201)          $(563,836)
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    149,557         $ 2,014,307
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               149,557           2,014,307

Shares
repurchased                                    (83,892)         (1,067,222)
---------------------------------------------------------------------------
Net increase                                    65,665         $   947,085
---------------------------------------------------------------------------

At August 31, 2001, Putnam Investments, LLC owned 238,796 shares of the fund (81.6% of shares outstanding), valued at $1,936,636.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President

Omid Kamshad
Vice President

Carmel Peters
Vice President and Fund Manager

Simon Davis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asia Pacific Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


75501  2IB  10/01


Putnam
High Yield
Trust II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The following report covers Putnam High Yield Trust II's 2001 fiscal year, which ended August 31, 2001 -- before the September 11 attacks on the World Trade Center and the Pentagon. Our thoughts are with the families of the people who lost their lives or were injured in those horrific events.

Throughout the crisis, Putnam professionals have remained focused on their responsibilities to the fund's shareholders. All systems have been kept fully operational and all phone lines fully staffed. And of course, Putnam's senior management team has been meeting regularly to formulate a global economic view and industry-specific perspectives, and to maintain careful oversight of your fund in light of the changing environment.

The important thing for investors to do is to remain focused and not to allow the near-term impact of this tragedy to cloud a long-term perspective. Given these events, we suggest consulting your financial advisor, who can help you make decisions that are appropriate for your long-term investment plan.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 17, 2001

REPORT FROM FUND MANAGEMENT

Stephen C. Peacher
and the Credit Team

A move toward diversification helped Putnam High Yield Trust II weather an evolving and often volatile market backdrop during its fiscal year ended August 31, 2001. High-yield bonds endured a difficult stretch at the beginning of the period, then rallied in January. From that point, they offered choppy returns as the Federal Reserve Board worked hard to bring U.S. economic growth back to a more vibrant level by aggressively cutting short-term interest rates. As this transpired, your fund's management team restructured the portfolio to take on a more conservative and diversified stance in response to increasingly volatile returns in the high-yield market.

Total return for 12 months ended 8/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   -2.94%  -7.58%   -3.67%  -7.97%   -3.82%  -4.68%   -3.04%  -6.22%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* YEAR PRESENTED A TALE OF TWO MARKETS

During the last several months of 2000, the high-yield market endured a significant downdraft, dragged down by troubles in the telecommunications sector. Throughout the year, telecommunications companies suffered sharp declines in their equity and bond prices as investors grew increasingly skeptical of the companies' ability to execute their ambitious business plans. With the capital markets deteriorating, many companies found it difficult, if not impossible, to find money to finance their build-outs. Concerns about access to capital led to further declines in bond prices. This downward spiral weighed heavily on the high yield market in the later part of 2000.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Communication
services                      10.5%

Basic materials               10.3%

Cable
television                     6.6%

Gaming                         6.1%

Broadcasting                   5.8%

Footnote reads:
*Based on net assets as of 8/31/01. Holdings will vary over time.

The turn of 2001 brought with it much better news. Recognizing the suddenly moribund state of the U.S. economy, the Fed implemented a surprise cut in short-term rates on the first business day of the year. Investors were immediately heartened, and high-yield bonds, which had sustained one of their worst months ever in November 2000, posted one of their best one-month gains in January, with telecom securities among the market leaders. From that point, however, performance in the high-yield market diverged sharply. Telecom companies -- especially wire-line service providers -- once again encountered both operational and financial difficulties, while the rest of the market fared well. In spite of the protracted troubles of telecommunications issuers, high-yield bonds overall were one of the best performers among fixed-income asset classes during the first eight months of 2001. The Fed's continued aggressive rate-cutting policy and the fact that high-yield bonds had started from such depressed price levels at the beginning of the year were the main stimuli for this solid performance.

* FUND SOUGHT PROTECTION THROUGH DIVERSIFICATION

Since the beginning of 2000, the investment environment has been difficult as the economy has deteriorated and markets have become increasingly volatile. With defaults on the rise, your fund management team took three approaches to protect the portfolio from the volatility that continued to wrack the market. First, we relied on careful credit research to avoid deteriorating credit situations. Secondly, we selectively upgraded the portfolio, swapping into higher-rated credits from lower-rated securities. Finally, we increased the fund's diversification among a number of smaller positions. By spreading our investments across numerous industries and companies, we hoped to insulate the fund from the threat posed by any one security that might stumble in these uncertain times.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Echostar Broadband Corp.
sr. notes 1038s, 2007
Broadcasting

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Commercial and consumer services

Paxson Communications Corp.
13.25% cum. pfd.
Broadcasting

Lyondell Petrochemical Co.
sec. notes Ser. B, 978s, 2007
Basic materials

Charter Communications Holdings, LLC
sr. notes 1118s, 2011
Cable television

Finova Group, Inc.
notes 712s, 2009
Financial

Voicestream Wireless Corp.
sr. notes 1038s, 2009
Communication services

HMH Properties, Inc.
company guaranty Ser. B, 778s, 2008
Lodging

CSC Holdings, Inc.
Ser. M, $11.125 cum. pfd.
Cable television

Trump Castle Funding, Inc.
sub. notes 1014s, 2003
Gaming

Footnote reads:
These holdings represent 7.6% of the fund's net assets as of 8/31/01. Portfolio holdings will vary over time.


We also moved aggressively to reduce the fund's exposure to the telecommunications sector. Since the fall of 2000, the fund has maintained a neutral-to-underweight position in telecom. While this dampened performance somewhat during the strong market rally following the Fed rate cut in January, this positioning has positively affected performance over the course of the full year. Within telecommunications, we avoided wireline service providers and emphasized wireless providers. The wireless companies offered better prospects due to strong secular demand, increased penetration rates and more transparent business models. Outside of telecom, we have focused on higher-quality credits with strong balance sheets in both cyclical and defensive industries. We have avoided large sector overweights given the uncertainty of the economic and market environment. More recently, we have moved toward cyclical industries such as chemicals, forest products and transportation. It is a time-tested approach to initiate investments in these economically sensitive areas in advance of an economic recovery, in order to be positioned to benefit from any sort of rebound.

Among the investments that provided positive performance for your fund were bonds of two companies that were acquired by another firm, including homebuilder Del Webb which was bought by Pulte Homes, and telecom service provider Intermedia Communications, which was purchased by WorldCom. In addition, the fund benefited from its holdings in waste management firm Allied Waste, which overcame doubts about the company's accounting practices. The fund's position in ICN Pharma ceuticals, which has been sold, also offered strong returns due to the company's ongoing restructuring efforts, and Tenet Health Care benefited from improved results in the hospital management area. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


"We expect high-yield bonds to be subject to the expected near-term volatility in the wake of September 11th's terrorist attacks.
Nevertheless, there are a number of underlying positives that should bode well for the sector once the markets stabilize."

-- Stephen C. Peacher, portfolio manager, Putnam High Yield Trust II


Overall, your fund management team's ability to avoid making credit mistakes enhanced performance. Nevertheless, it did not emerge unscathed. With restricted capital, WinStar, a company that provides high-speed wireless communications between buildings, was unable to fund its business and filed for bankruptcy. The fund also suffered from its investment in Hayes Lemmerz International, one of the largest manufacturers of automotive and truck wheels. Like other auto parts manufacturers, Hayes' results were hurt as the automakers sharply curtailed production in the wake of slowing consumer demand. Hayes' heavy debt load in the face of declining results has eroded investors' confidence in the company's ability to continue to service its debt. While our investments in both of these companies have been reduced over the course of the year, we continue to own securities of both companies in the fund.

* SIGNS POINTED TO POSITIVE OUTLOOK AT PERIOD'S END

Looking to the remainder of calendar 2001 and beyond, we expect high-yield bonds to be subject to near-term volatility in the wake of September 11th's terrorist attacks. Nevertheless, there are a number of underlying positives that should bode well for the sector once the markets stabilize.

The yield curve has become very steep in response to the aggressive interest rate cuts by the Fed. This is typically a sign of stronger economic growth down the road, and historically, the high yield market has provided attractive returns when the yield curve is steep. We expect considerable fiscal stimulus to emerge from Congress in the wake of the September 11th terrorist attacks, and this should also contribute to a rebound in the economy. Moreover, valuations in the high yield market are attractive and are at levels not seen since the fall of 1990, during the Gulf War. Finally, we expect that default rates will peak in the foreseeable future. Historically, the high yield market has rallied well in advance of a peak in default rates as the markets begin to anticipate an improvement in this measure of credit quality. With improving economic and credit news, we feel high-yield bonds should prove to be an appealing asset class in the months to come. Of course, we will continue to monitor economic and market developments and manage the fund's risk exposure accordingly.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the mcontributions Charles will make to the continued success of the Putnam funds.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust II is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 8/31/01

                   Class A           Class B        Class C         Class M
(inception dates) (12/31/97)       (12/31/97)      (7/26/99)       (12/31/97)
                 NAV      POP     NAV     CDSC    NAV     CDSC    NAV     POP
------------------------------------------------------------------------------
1 year         -2.94%   -7.58%  -3.67%   -7.97% -3.82%   -4.68%  -3.04%  -6.22%
------------------------------------------------------------------------------
Life of fund    0.71    -4.04   -1.79    -3.85  -2.69    -2.69   -0.04   -3.34
Annual average  0.19    -1.12   -0.49    -1.07  -0.74    -0.74   -0.01   -0.92
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/01

                         Credit Suisse First
                          Boston High Yield              Consumer
                                Index                   price index
------------------------------------------------------------------------------
1 year                          0.53%                      2.78%
------------------------------------------------------------------------------
Life of fund                    5.23                       9.70
Annual average                  1.40                       2.56
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 12/31/97

                                       Credit Suisse
                                       First Boston
                Fund's class A          High Yield       Consumer price
Date            shares at POP              Index             index

12/31/97           10,000                 10,000            10,000
6/30/98            10,292                 10,431            10,074
12/31/98            9,548                 10,058            10,161
6/30/99             9,793                 10,342            10,272
12/31/99            9,979                 10,388            10,433
6/30/00             9,758                 10,301            10,655
12/31/00            9,133                  9,847            10,785
6/30/01             9,378                 10,268            10,995
8/31/01            $9,596                $10,523           $10,970

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $9,821 ($9,615 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $9,731 and no contingent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $9,996 ($9,666 at public offering price). See first page of performance section for performance calculation method.




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/01

                                Class A       Class B       Class C       Class M
-----------------------------------------------------------------------------------
Distributions (number)            12            12            12            12
-----------------------------------------------------------------------------------
Income                        $0.736530     $0.690473     $0.690643     $0.721141
-----------------------------------------------------------------------------------
Capital gains                    --            --            --             --
-----------------------------------------------------------------------------------
Return of capital 1           $0.001300     $0.001200     $0.001200     $0.001300
-----------------------------------------------------------------------------------
  Total                       $0.737830     $0.691673     $0.691843     $0.722441
-----------------------------------------------------------------------------------
Share value:                NAV      POP        NAV           NAV     NAV      POP
-----------------------------------------------------------------------------------
8/31/00                     $6.78   $7.12      $6.79         $6.79    $6.78   $7.01
-----------------------------------------------------------------------------------
8/31/01                      5.83    6.12       5.84          5.83     5.84    6.04
-----------------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------------
Current dividend rate 2     11.71%  11.16%     10.94%        10.96%   11.44%  11.06%
-----------------------------------------------------------------------------------
Current 30-day SEC yield 3  10.45    9.95       9.68          9.69    10.19    9.85
-----------------------------------------------------------------------------------

1 See page 52 for more information.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

3 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 9/30/01 (most recent calendar quarter)

                   Class A           Class B         Class C         Class M
(inception dates) (12/31/97)       (12/31/97)       (7/26/99)       (12/31/97)
                 NAV      POP     NAV     CDSC     NAV     CDSC    NAV     POP
-------------------------------------------------------------------------------
1 year         -7.23%  -11.64%  -8.06%  -12.16%  -8.06%  -8.88%  -7.47% -10.44%
-------------------------------------------------------------------------------
Life of fund   -5.07    -9.54   -7.47    -9.39   -8.32   -8.32   -5.79   -8.90
Annual average -1.38    -2.64   -2.05    -2.60   -2.29   -2.29   -1.58   -2.45
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

COMPARATIVE BENCHMARKS

The Credit Suisse First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and
Shareholders of Putnam High Yield Trust II

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Yield Trust II (the "fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 10, 2001



THE FUND'S PORTFOLIO
August 31, 2001

CORPORATE BONDS AND NOTES (84.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Basic Materials (10.2%)
-------------------------------------------------------------------------------------------------------------------
$         2,510,000 Acetex Corp. 144A sr. notes 10 7/8s, 2009 (Canada)                               $    2,572,750
          3,190,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      3,094,300
          1,060,000 Airgas, Inc. 144A sr. sub. notes 9 1/8s, 2011                                         1,097,100
            370,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   380,175
          3,280,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          3,198,000
          1,501,964 Alabama River Newsprint bank term loan FRN Ser. L
                    7 1/2s, 2002 (acquired various dates from 4/14/98 to
                    4/30/98, cost $1,347,028) (RES)                                                       1,411,846
             21,995 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      10,558
          4,375,000 APP China Group Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                            251,563
          4,350,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon zero %
                    (12s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                                87,000
          3,440,000 Applied Extrusion Technologies, Inc. 144A sr. notes
                    10 3/4s, 2011                                                                         3,603,400
          1,070,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    1,037,900
          1,500,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                      1,530,000
          6,430,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                           5,401,200
          2,250,000 Centaur Mining & Exploration company guaranty 11s, 2007
                    (Australia) (In default) (NON)                                                          225,000
          1,319,000 CP Kelco bank term loan FRN Ser. B, 10.06s, 2008
                    (acquired 9/29/00, cost $1,319,000) (Denmark) (RES)                                   1,240,959
          1,905,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005                                                                           762,000
            190,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005                                                                            91,200
            420,000 Doe Run Resources Corp. company guaranty FRN Ser. B,
                    9.38s, 2003                                                                             168,000
          3,010,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                1,505,000
          6,470,000 Equistar Chemicals LP/Equistar Funding Corp. 144A sr. notes
                    10 1/8s, 2008                                                                         6,557,410
          2,970,000 Fibermark, Inc. 144A sr. notes 10 3/4s, 2011                                          2,895,750
          3,865,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              3,787,700
          3,200,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     896,000
            440,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                  308,000
          1,665,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                1,165,500
          1,575,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                            1,480,500
            598,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       621,920
            860,000 Georgia-Pacific Group notes 8 1/8s, 2011                                                898,803
          5,110,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                    5,135,550
          2,450,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                         931,000
          1,070,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                         406,600
          1,620,000 Huntsman Corp. 144A sr. sub. notes FRN 7.08s, 2007                                      567,000
          6,260,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           6,009,600
            200,000 IMC Global, Inc. 144A sr. notes 11 1/4s, 2011                                           208,472
          2,660,000 IMC Global, Inc. 144A sr. notes 10 7/8s, 2008                                         2,747,434
          5,300,000 ISP Chemco, Inc. 144A sr. sub. notes 10 1/4s, 2011                                    5,300,000
            710,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           706,450
          1,000,000 Jefferson Smurfit bank term loan FRN 5 7/8s, 2007
                    (acquired 4/30/01, cost $1,000,000) (RES)                                             1,000,278
          3,970,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                         3,295,100
            110,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                           103,400
          2,000,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                               1,960,000
          3,810,000 LTV Corp. (The) company guaranty 11 3/4s, 2009 (In default) (NON)                       133,350
          3,370,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007
                    (In default) (NON)                                                                      101,100
         10,810,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                           10,918,100
          2,360,000 Millenium America, Inc. 144A sr. notes 9 1/4s, 2008                                   2,407,200
          1,560,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     702,000
            200,000 Norampac, Inc. sr. notes 9 1/2s, 2008 (Canada)                                          209,000
          1,310,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                       1,342,750
          1,001,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                  955,955
            480,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                    345,600
            960,000 Owens-Illinois, Inc. deb. 7 1/2s, 2010                                                  758,400
          2,660,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                            2,101,400
            960,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              796,800
            282,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            300,330
          3,690,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    3,948,300
          5,755,000 PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                    2007 (Canada) (In default) (NON)                                                      2,877,500
          3,840,000 Pindo Deli Finance Mauritius, Ltd. company guaranty 10 3/4s,
                    2007 (Indonesia) (In default) (NON)                                                     384,000
          6,525,000 Pioneer Americas Acquisition company guaranty 9 1/4s, 2007
                    (In default) (NON)                                                                    2,088,000
          1,340,000 Pliant Corp. company guaranty 13s, 2010                                               1,165,800
          1,110,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   604,950
          3,000,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                             1,545,000
          2,010,000 Potlatch Corp. 144A sr. sub. notes 10s, 2011                                          2,088,752
          1,730,000 Repap New Brunswick 11 1/2s, 2004 (Canada)                                            1,967,875
          3,735,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                          3,678,975
          4,170,000 Riverwood International Corp. company guaranty 10 5/8s, 2007                          4,336,800
          4,160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           2,912,000
          4,510,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006
                    (In default) (NON)                                                                    3,675,650
          5,720,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008
                    (In default) (NON)                                                                      278,850
            194,000 Stone Container Corp. sr. notes 12.58s, 2016                                            201,275
          2,263,000 Stone Container Corp. 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                         2,410,095
          2,230,098 Stone Container Corp. bank term loan Ser. G, 10.23s, 2006
                    (acquired 7/17/00, cost $2,230,098) (RES)                                             2,229,541
          5,170,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                          5,389,725
          2,560,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                          2,662,400
            440,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                          455,400
          2,950,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                        3,060,625
            630,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          555,188
          3,385,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           2,538,750
            250,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                           55,000
          3,145,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       94,350
          1,425,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       634,125
                                                                                                      -------------
                                                                                                        147,561,329

Broadcasting (4.8%)
-------------------------------------------------------------------------------------------------------------------
          3,760,000 Acme Television company guaranty 10 7/8s, 2004                                        3,590,800
          1,080,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                     1,090,800
          4,411,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006                            2,514,270
          1,397,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                      1,443,213
          2,590,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                      2,480,184
          1,181,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                 587,548
            130,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s, 2004
                    (Bermuda) (In default) (NON)                                                             24,700
          5,830,000 Chancellor Media Corp. company guaranty 8s, 2008                                      6,121,500
         14,960,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                     15,726,700
          1,170,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,205,100
          2,410,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                 1,458,050
          7,750,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                 7,624,063
          1,810,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,963,850
          1,110,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,171,050
            498,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  358,560
          2,260,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                1,627,200
            560,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               453,600
            440,000 LIN Holdings Corp. 144A sr. disc. notes stepped-coupon
                    zero % (10s, 3/1/03), 2008 (STP)                                                        321,200
          4,260,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    4,068,300
            670,000 News America, Inc. sr. notes 6 5/8s, 2008                                               672,050
          6,966,287 Quorum Broadcast Holdings, LLC notes stepped-coupon zero % (15s, 5/15/06), 2009 (acquired 5/15/01,
                    cost $2,768,169) (RES) (STP)                                                          2,768,402
          2,010,000 Radio One, Inc. 144A sr. sub. notes 8 7/8s, 2011                                      2,065,275
          1,060,000 Sinclair Broadcast Group, Inc. sr. sub. notes 10s, 2005                               1,070,600
            540,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                523,800
          2,530,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                            2,428,800
          2,560,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                1,587,200
          4,270,000 Young Broadcasting, Inc. 144A sr. sub. notes 10s, 2011                                4,013,800
                                                                                                      -------------
                                                                                                         68,960,615

Building Materials (0.9%)
-------------------------------------------------------------------------------------------------------------------
            880,000 American Standard Companies, Inc. company guaranty
                    7 5/8s, 2010                                                                            893,200
          3,480,000 American Standard Companies, Inc. company guaranty
                    7 3/8s, 2005                                                                          3,549,600
            920,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           851,000
          1,110,000 Building Materials Corp. company guaranty 8s, 2008                                      732,600
          2,930,000 Dayton Superior Corp. company guaranty 13s, 2009                                      2,951,975
            390,000 Louisiana-Pacific Corp. sr. sub. notes 10 7/8s, 2008                                    393,900
          1,490,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                        1,400,600
            230,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                        227,700
            670,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        670,000
          1,360,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                           1,339,600
            810,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                     275,400
          1,310,000 Owens Corning notes 7s, 2009 (In default) (NON)                                         445,400
                                                                                                      -------------
                                                                                                         13,730,975

Cable Television (5.7%)
-------------------------------------------------------------------------------------------------------------------
          2,370,000 Adelphia Communications Corp. Structured Notes 10.9s
                    (issued by UBS AG) 2006                                                               2,358,150
          2,730,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                 2,770,950
          3,740,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011                                 3,646,500
            820,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            791,300
          2,208,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                          2,020,320
          4,450,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                  3,938,250
            430,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                            377,325
            580,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     548,100
          1,090,000 Century Communications Corp. sr. notes 8 3/8s, 2007                                   1,002,800
          4,670,000 Charter Communications Holdings, LLC 144A sr. disc. notes
                    stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                                  2,778,650
         10,120,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                         10,904,300
            630,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                            677,250
             90,000 Charter Communications Holdings, LLC sr. notes 10s, 2009                                 92,700
          5,410,000 Charter Communications Holdings, LLC sr. notes 8 5/8s, 2009                           5,247,700
             40,000 Charter Communications Holdings, LLC sr. notes 8 1/4s, 2007                              38,400
          1,220,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                        1,342,000
            500,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                           532,500
          2,450,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         2,603,125
            590,000 CSC Holdings, Inc. sr. sub. notes 9 7/8s, 2006                                          615,813
            920,000 CSC Holdings, Inc. deb. 7 5/8s, 2018                                                    857,109
          1,470,000 Diamond Cable Communication Co. sr. disc. notes 11 3/4s,
                    2005 (United Kingdom)                                                                   806,663
         16,915,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                  2,410,388
          6,790,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                          4,006,100
          4,000,000 Insight Midwest bank term loan 8.499s, 2009 (acquired 1/9/01,
                    cost $3,994,000) (RES)                                                                4,015,000
          1,280,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                         1,369,600
          6,735,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                            4,142,025
            224,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          76,160
            740,000 Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
                    9 1/2s, 2013                                                                            747,400
            436,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B,
                    zero % (12 3/8s, 10/1/03), 2008 (STP)                                                   174,400
          8,180,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                              4,785,300
          7,550,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                              4,379,000
          1,950,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                  1,404,000
            520,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                    525,200
            190,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                             174,800
          2,350,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                             2,256,000
            341,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                          88,660
          2,600,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       988,000
          1,970,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             472,800
            400,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                      442,000
            335,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                   353,425
            400,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          428,500
          1,390,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                          139,000
            764,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        603,560
            930,000 TeleWest Communications PLC Structured Notes 10 7/8s
                    (issued by DLJ International Capital) 2005 (United Kingdom)                             754,230
             50,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                         38,750
         11,957,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                           1,434,840
          4,990,000 United Pan-Europe NV sr. disc. notes 12 1/2s,
                    2009 (Netherlands)                                                                      673,650
          1,220,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                             158,600
          3,140,000 United Pan-Europe NV 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                      847,800
            180,000 United Pan-Europe NV sr. notes Ser. B, 10 7/8s,
                    2007 (Netherlands)                                                                       53,100
                                                                                                      -------------
                                                                                                         81,892,193

Capital Goods (5.1%)
-------------------------------------------------------------------------------------------------------------------
          1,050,000 Agco Corp. 144A sr. notes 9 1/2s, 2008                                                1,044,750
          2,540,000 Alliant Techsystems, Inc. 144A sr. sub. notes 8 1/2s, 2011                            2,616,200
          5,540,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    4,847,500
            150,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   131,250
          3,300,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        3,341,250
          3,130,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011                                3,137,825
            605,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      580,800
          8,365,000 Blount, Inc. company guaranty 13s, 2009                                               3,847,900
          2,210,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                       2,288,124
          1,590,000 Browning-Ferris deb. 7.4s, 2035                                                       1,335,600
          1,120,000 Case Corp. notes 7 1/4s, 2016                                                           868,000
            920,000 Case Corp. notes 7 1/4s, 2005                                                           809,600
            890,000 Day International Group, Inc. sr. sub. notes 11 1/8s, 2005                              863,300
            315,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                             259,875
          3,640,000 Decrane Aircraft Holdings Co. company guaranty Ser. B,
                    12s, 2008                                                                             3,458,000
          4,310,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        4,568,600
            320,000 Grove Holdings, LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (In default) (NON) (STP)                                          1,600
          2,408,350 Grove Investors, LLC notes 14 1/2s, 2010 (In default) (NON) (PIK)                        12,042
          1,000,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                950,000
          1,670,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                              417,500
            850,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           905,250
          3,710,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  3,784,200
            230,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              230,000
          2,527,470 Mascotech, Inc. bank term loan FRN Ser. B, 10.7494s, 2008
                    (acquired 11/28/00, cost $2,527,470) (RES)                                            2,325,272
          1,540,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           1,593,900
          4,180,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                4,096,400
          1,210,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               968,000
          2,795,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                              2,543,450
          3,160,000 Sequa Corp. sr. notes 9s, 2009                                                        3,191,600
          4,060,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                            4,100,600
          4,990,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               4,441,100
            670,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      695,125
            670,000 Terex Corp. company guaranty 8 7/8s, 2008                                               643,200
          1,090,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                     1,062,750
          1,940,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                 1,881,800
          2,500,000 WMX Technologies, Inc. notes 6 3/8s, 2003                                             2,558,900
          2,040,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                      1,723,800
          1,270,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                               1,108,075
                                                                                                      -------------
                                                                                                         73,233,138

Commercial and Consumer Services (2.0%)
-------------------------------------------------------------------------------------------------------------------
         13,925,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                     14,534,196
          2,530,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                          2,662,825
            110,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            110,413
          1,320,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                          1,323,300
          3,010,000 Allied Waste North America, Inc. Structured Notes 8.20s
                    (Issued by Credit and Repackaged Securities Limited), 2006
                    (Cayman Islands)                                                                      3,032,575
          4,982,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        5,131,460
          3,170,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                      507,200
            710,000 Travel Centers of America notes 12 3/4s, 2009                                           725,975
          1,090,000 United Rentals (North America), Inc. 144A company guaranty
                    10 3/4s, 2008                                                                         1,160,850
                                                                                                      -------------
                                                                                                         29,188,794

Communication Services (10.5%)
-------------------------------------------------------------------------------------------------------------------
          3,940,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                        39,400
            625,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          425,000
          2,030,000 Alamosa Delaware, Inc. 144A sr. notes 13 5/8s, 2011                                   1,994,475
            420,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                   400,050
          1,270,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   654,050
          2,930,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                 2,702,925
          2,600,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           2,411,500
            380,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      3,800
            210,000 Arch Communications, Inc. sr. notes 13s, 2007 (In default) (NON)                          2,100
          1,760,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                          1,196,800
            620,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      248,000
          1,545,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               289,688
          1,770,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  557,550
          1,980,000 Celcaribe SA sr. notes stepped-coupon zero % (13 1/2s,
                    3/15/04), 2004 (Colombia) (STP)                                                       1,188,000
          2,890,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                          462,400
            500,000 Colt Telecommunications Group PLC sr. disc. notes
                    stepped-coupon zero % (12s, 12/15/01), 2006
                    (United Kingdom) (STP)                                                                  397,500
          6,200,000 Covad Communications Group, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008
                    (In default) (NON) (STP)                                                                868,000
            110,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009
                    (In default) (NON)                                                                       26,400
            149,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010
                    (In default) (NON)                                                                       26,820
          1,380,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              1,359,300
          3,875,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                               3,506,875
          3,470,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (Denmark) (STP)                                                                     95,425
            840,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     865,200
          1,435,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,492,400
          1,360,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      20,400
          6,150,000 Equinix, Inc. sr. notes 13s, 2007                                                     2,460,000
          1,445,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                     404,600
          1,200,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                324,000
          1,930,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     521,100
          1,560,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                      1,076,400
          1,080,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010 (Bermuda)                           518,400
            365,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                      138,700
          1,425,000 Focal Communications Corp. sr. sub. notes stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                           423,938
            380,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s,
                    2008 (Bermuda)                                                                          235,600
          2,840,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                        1,732,400
          7,693,000 Global Crossing Holdings, Ltd. company guaranty 8.7s,
                    2007 (Bermuda)                                                                        4,692,730
          2,710,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    752,025
          3,780,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 5/1/05), 2010 (STP)                                                             1,625,400
          5,210,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007                      2,084,000
            510,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B,
                    zero %, 2003                                                                            331,500
            410,000 ICG Holdings, Inc. sr. sub. notes 13 1/2s, 2005 (In default) (NON)                       55,350
            845,000 ICG Holdings, Inc. company guaranty 12 1/2s, 2006
                    (In default) (NON)                                                                      114,075
          5,210,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (In default) (NON) (STP)                                           599,150
          5,770,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (In default) (NON) (STP)                                         663,550
          1,730,000 Intermedia Communications, Inc. sr. sub. notes Ser. B, zero %
                    (12 1/4s, 3/1/04), 2009 (STP)                                                         1,531,050
            650,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                          669,500
            270,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                            278,100
            830,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          854,900
          3,740,000 Intira Corp. bonds zero %, 2010 (acquired 1/31/00,
                    cost $1,993,083) (RES)                                                                  112,200
          3,070,000 Ipcs Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            1,765,250
          1,255,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                     1,292,650
          2,950,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                     3,001,625
          1,070,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                            1,064,650
          2,010,000 IWO Holdings, Inc. company guaranty 14s, 2011                                         1,788,900
          6,765,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                    473,550
          1,690,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         1,090,050
            710,000 Level 3 Communications, Inc. sr. notes 11 1/4s, 2010                                    344,350
          4,390,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                      2,173,050
          1,107,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/2s, 12/1/03), 2008 (STP)                                                   321,030
          7,350,000 Level 3 Communications, Inc. sr. notes 9 1/8s, 2008                                   3,454,500
          1,000,000 Lucent Technologies, Inc. notes 7 1/4s, 2006                                            890,000
          4,820,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                           3,277,600
          3,440,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   2,167,200
          7,895,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                     2,210,600
            304,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 3/1/02), 2007 (STP)                                                           148,960
            360,000 McLeodUSA, Inc. sr. notes 8 3/8s, 2008                                                  172,800
          1,090,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                  523,200
            680,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                              27,200
            420,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                          12,600
            800,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                           24,000
          4,980,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            1,220,100
          3,885,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    2,913,750
          4,368,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                     3,450,720
          8,190,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       7,371,000
          9,823,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    7,563,710
            380,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                      125,400
          1,500,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,162,500
          1,010,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               802,950
          9,025,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 6/1/04), 2009 (STP)                                                  1,579,375
            160,000 Nextlink Communications, Inc. sr. notes 9 5/8s, 2007                                     52,800
          2,330,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   862,100
            440,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       88,000
          1,910,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005
                    (In default) (NON)                                                                      382,000
          1,420,000 Orion Network systems, Inc. sr. notes 11 1/4s, 2007                                     624,800
          2,020,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (In default) (NON) (STP)                                         60,600
          1,265,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                              569,250
          4,140,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                       4,305,600
             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                   2,063
          5,320,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                     365,750
          2,450,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                             168,438
            670,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010
                    (In default) (NON)                                                                       40,200
          2,110,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                          2,015,050
            870,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  870,000
          1,820,000 RSL Communications PLC company guaranty 12 7/8s, 2010
                    (United Kingdom)                                                                         63,700
          5,500,000 RSL Communications PLC company guaranty stepped-coupon zero % (10 1/8s, 3/1/03), 2008 (United Kingdom)
                    (In default) (NON) (STP)                                                                165,000
          2,000,000 RSL Communications PLC company guaranty 9 7/8s, 2009
                    (United Kingdom) (In default) (NON)                                                      60,000
          1,175,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                              1,145,625
          1,530,000 Rural Cellular Corp. bank term loan FRN Ser. C, 9.229s, 2009
                    (acquired 4/23/01, cost $1,490,220) (RES)                                             1,494,937
          3,450,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                      3,001,500
          3,610,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                 1,155,200
          4,380,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009                                                              1,576,800
          4,620,000 Startec Global Communications Corp. sr. notes 12s, 2008                                 184,800
          1,220,000 Tele1 Europe B.V. sr. notes 13s, 2009                                                   378,200
          6,870,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     6,423,450
          3,540,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                       3,221,400
          3,260,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                        3,276,300
            570,000 Triton PCS, Inc. company guaranty zero %, 2008                                          487,350
          5,200,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                     2,236,000
          3,755,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                 2,234,225
            900,000 USA Mobile Communications, Inc. sr. notes 14s, 2004
                    (In default) (NON)                                                                      198,000
            620,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004
                    (In default) (NON)                                                                       24,800
            961,172 Versatel Telecom B.V. Structured Notes 15.065s (issued by
                    CRAVE Trust 2000) 2005 (Netherlands)                                                    221,070
            990,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                               316,800
            760,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                               243,200
         15,225,000 Viatel, Inc. sr. disc. notes stepped-coupon zero % (12 1/2s,
                    4/15/03), 2008 (STP)                                                                    152,250
          2,361,000 Viatel, Inc. sr. notes 11 1/2s, 2009 (In default) (NON)                                  59,025
          8,210,295 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    9,455,715
          7,380,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010                           3,321,000
          5,430,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                             2,497,800
            680,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                             306,000
            640,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                               288,000
          9,128,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                 68,460
          5,390,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                       53,900
            660,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                        6,600
          2,935,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                    29,350
          2,010,000 XO Communications, Inc. 144A sr. notes 12 1/2s, 2006                                    743,700
            480,000 XO Communications, Inc. sr. notes 10 3/4s, 2008                                         177,600
          2,375,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                     403,750
                                                                                                      -------------
                                                                                                        151,924,154

Consumer Goods (2.3%)
-------------------------------------------------------------------------------------------------------------------
          3,415,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          3,466,225
          2,080,000 Armkel, LLC/Armkel Finance 144A sr. sub. notes 9 1/2s, 2009                           2,132,000
          4,120,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                           1,442,000
          6,057,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                          928,056
          3,090,000 Doskocil Manufacturing Co. sr. sub. notes 10 1/8s, 2007
                    (In default) (NON)                                                                      370,800
          2,430,000 Elizabeth Arden, Inc. sec. notes Ser. B, 11 3/4s, 2011                                2,563,650
          2,900,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                           2,030,000
          2,326,346 Home Interiors & Gifts, Inc. bank term loan Ser. B 9.258s, 2006
                    (acquired 11/14/00, cost $1,674,969) (RES)                                            2,012,290
          5,130,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                           513,000
          3,610,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            3,862,700
          4,000,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007 (In default) (NON)                   310,000
          1,400,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                        1,365,000
          2,000,000 Playtex Products, Inc. 144A company guaranty 9 3/8s, 2011                             2,060,000
            420,000 Revlon Consumer Products sr. notes 9s, 2006                                             317,100
          2,880,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                  1,468,800
          6,070,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          4,947,050
             50,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                   43,250
          3,470,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                3,461,325
                                                                                                      -------------
                                                                                                         33,293,246

Energy (4.7%)
-------------------------------------------------------------------------------------------------------------------
          2,550,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             2,575,500
          1,900,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                       1,923,750
          8,010,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                 7,769,700
          2,200,000 Coda Energy, Inc. company guaranty Ser. B, 10 1/2s, 2006                              2,315,500
          1,170,000 El Paso Energy Partners L.P. 144A company guaranty
                    8 1/2s, 2011                                                                          1,193,400
          1,060,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                       1,113,000
          1,280,000 Forest Oil Corp. 144A sr. notes 8s, 2008                                              1,283,200
            200,000 Giant Industries Corp. company guaranty 9s, 2007                                        186,000
          1,400,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                             1,428,000
            370,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                        382,824
          1,340,000 Hanover Equipment Trust 144A secd. notes 8 1/2s, 2008                                 1,373,500
            620,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                        649,450
          1,740,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                1,813,950
            940,000 Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2008                                   949,071
          2,430,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                            2,587,950
          1,120,000 Lone Star Technologies, Inc. 144A sr. sub. notes 9s, 2011                             1,030,400
          3,010,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       2,994,950
          3,020,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  2,974,700
          1,750,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 3/8s, 2010                                  1,701,875
          2,970,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                              3,125,658
            500,000 Parker & Parsley Co. sr. notes 8 1/4s, 2007                                             515,420
          4,530,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                           4,530,000
          3,530,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           3,918,300
            628,000 Pioneer Natural Resources Co. company guaranty 6 1/2s, 2008                             580,900
          1,070,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                1,078,025
            410,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                414,100
            200,000 Pride International, Inc. sr. notes 10s, 2009                                           218,000
          2,590,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 2,693,600
          1,180,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    531,000
          1,975,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          2,082,460
          2,525,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                      2,550,250
            320,000 Triton Energy, Ltd. sr. notes 9 1/4s, 2005                                              353,600
          2,510,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                           2,761,000
          2,910,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                   3,113,700
          1,070,000 Vintage Petroleum, Inc. sr. sub. notes 9s, 2005                                       1,091,400
          1,370,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                   1,376,850
             50,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                         15,000
                                                                                                      -------------
                                                                                                         67,195,983

Entertainment (1.7%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                   1,257,950
            320,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     291,200
          3,639,482 Carmike Cinemas, Inc. bank term loan FRN 6.69s, 2005
                    (acquired various dates from 8/7/00 to 9/6/00,
                    cost $2,745,470) (RES)                                                                3,481,165
          2,920,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                2,642,600
          1,000,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            1,030,000
          1,090,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            1,100,900
            186,173 Regal Cinemas, Inc. bank term loan FRN Ser. A 9.22s, 2006
                    (acquired 3/14/01, cost $166,858) (RES)                                                 182,981
          1,654,096 Regal Cinemas, Inc. bank term loan FRN Ser. B, 9.22s, 2006
                    (acquired various dates from 7/31/00 to 4/17/01,
                    cost $1,241,999) (RES)                                                                1,625,740
          4,510,323 Regal Cinemas, Inc. bank term loan FRN Ser. C, 9.22s, 2006
                    (acquired various dates from 7/31/00 to 8/20/01,
                    cost $3,615,803) (RES)                                                                4,433,003
         15,930,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008 (In default) (NON)                    2,867,400
          1,470,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                        147
          3,800,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                3,876,000
            796,000 United Artists Theatre sr. sub. notes Ser. B, 10.415s, 2007
                    (In default) (NON)                                                                       31,840
         18,716,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                      935,800
          1,056,011 United Artists Theatre bank term loan FRN 8.162s, 2005
                    (acquired 5/10/01, cost $1,454,092) (RES)                                             1,016,411
                                                                                                      -------------
                                                                                                         24,773,137

Financial (4.2%)
-------------------------------------------------------------------------------------------------------------------
            350,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                            220,500
          4,770,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                               3,309,188
          2,320,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                    974,400
            957,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005
                    (In default) (NON)                                                                      401,940
          2,135,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                 2,143,006
          2,715,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                 2,555,852
          1,280,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                 1,171,200
          1,060,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      604,200
          2,330,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  2,213,500
          1,430,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                  815,100
          2,000,000 Counts Trust 144A Structured Notes Ser. 01-1, 9.71%
                    (issued by Deutsche Bank AG London) 2006                                              2,000,000
          6,385,000 Delta Financial Corp. company guaranty 9 1/2s, 2004
                    (In default) (NON)                                                                    1,915,500
             20,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   22,085
         13,625,000 Finova Group, Inc. notes 7 1/2s, 2009                                                10,320,938
          4,295,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                4,276,102
            830,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (South Korea)                                 873,575
          1,400,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                          1,403,500
          1,960,000 Local Financial Corp. sr. notes 11s, 2004                                             1,960,000
          1,335,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 400,500
          1,185,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    936,150
          1,905,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                1,828,800
            811,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               782,615
          2,260,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                          1,887,100
          2,610,000 Peoples Bank-Bridgeport sub. notes 9 7/8s, 2010                                       2,883,006
          3,950,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       3,792,000
            850,000 Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                                  586,925
          1,310,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             901,699
          4,300,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       4,687,000
          2,220,000 Superior Financial 144A sr. notes 8.65s, 2003                                         2,256,487
          2,200,000 Vesta Insurance Group, Inc. 144A company guaranty
                    8.525s, 2027                                                                          1,320,000
             10,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                            8,856
          1,200,000 Willis Corroon Corp. 144A company guaranty 9s, 2009                                   1,239,000
                                                                                                      -------------
                                                                                                         60,690,724

Food (2.1%)
-------------------------------------------------------------------------------------------------------------------
          3,375,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                  2,227,500
          1,450,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,276,000
          3,560,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                           3,132,800
          1,965,000 Aurora Foods, Inc. bank term loan FRN 8.489s, 2010
                    (acquired 3/13/00, cost $1,773,413) (RES)                                             1,909,326
            890,000 Chiquita Brands International, Inc. sr. notes 10 1/4s, 2006
                    (In default) (NON)                                                                      600,750
          1,680,000 Chiquita Brands International, Inc. sr. notes 9 5/8s, 2004
                    (In default) (NON)                                                                    1,125,600
            440,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                443,300
          2,780,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                          2,835,600
          2,120,000 Del Monte Corp. 144A sr. sub. notes 9 1/4s, 2011                                      2,188,900
          2,850,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                         2,351,250
          2,265,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                              1,398,638
          2,290,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                      2,381,600
          5,270,000 Premium Standard Farms, Inc. 144A sr. notes 9 1/4s, 2011                              5,243,650
          1,940,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  1,144,600
          1,900,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                1,007,000
          4,810,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                    1,202,500
                                                                                                      -------------
                                                                                                         30,469,014

Gaming (6.0%)
-------------------------------------------------------------------------------------------------------------------
          1,640,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (STP)                                            311,600
          1,330,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                1,419,775
          2,200,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                      2,420,000
          1,460,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                             1,503,800
            400,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                   409,000
            592,308 Autotote Corp. bank term loan FRN Ser. A, 7.629s, 2007
                    (acquired 6/6/01, cost $571,577) (RES)                                                  583,423
          4,050,831 Autotote Corp. bank term loan FRN Ser. B 7.195s, 2007
                    (acquired 10/13/00, cost $4,040,704) (RES)                                            4,030,577
          7,861,023 Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                    2004 (In default) (NON)                                                               4,716,613
          1,070,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                            1,100,763
          2,020,000 Harrah's Operating Co., Inc. company guaranty 8s, 2011                                2,130,229
          2,320,000 Herbst Gaming, Inc. 144A secd. notes 10 3/4s, 2008                                    2,354,800
          3,520,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 3,704,800
          1,370,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                            1,202,175
          3,750,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                               3,815,625
          2,240,000 International Game Technology sr. notes 8 3/8s, 2009                                  2,352,000
          2,000,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,045,000
          4,450,000 Isle of Capri Black Hawk LLC 1st mtge. Ser. B, 13s, 2004                              4,850,500
          1,510,000 Isle of Capri Black Hawk LLC company guaranty 8 3/4s, 2009                            1,404,300
          3,590,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            3,850,275
          5,060,000 MGM Mirage company guaranty 8 3/8s, 2011                                              5,249,750
          2,440,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                     2,537,600
          1,670,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                          1,703,400
          4,650,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            4,847,625
          2,310,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                         2,413,950
          3,750,000 Pennisula Gaming LLC company guaranty Ser. B, 12 1/4s, 2006                           3,684,375
          1,410,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          1,410,000
          2,460,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                     2,521,500
            330,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            332,475
          1,500,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                     1,511,250
          2,924,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    2,119,900
          4,357,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                               3,703,450
          7,760,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   7,857,000
          2,210,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  2,342,600
                                                                                                      -------------
                                                                                                         86,440,130

Health Care (5.0%)
-------------------------------------------------------------------------------------------------------------------
          1,770,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                           831,900
          2,900,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                          2,334,500
          2,000,000 AmerisourceBergen Corp. 144A sr. notes 8 1/8s, 2008                                   2,065,000
          1,370,000 Beverly Enterprises, Inc. 144A sr. notes 9 5/8s, 2009                                 1,441,925
          1,380,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       1,518,000
          1,680,000 Conmed Corp. company guaranty 9s, 2008                                                1,680,000
             60,000 DaVita, Inc. company guaranty Ser. B, 9 1/4s, 2011                                       63,000
            430,000 Genesis Health Ventures, Inc. bank term loan FRN Ser. B
                    4.879s, 2004 (acquired 6/8/01, cost $297,775) (RES)                                     323,575
          1,780,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                            1,246,000
          3,080,000 HCA, Inc. med. term notes 8.85s, 2007                                                 3,264,800
          2,180,000 HCA, Inc. notes 8 3/4s, 2010                                                          2,398,000
            780,000 HCA, Inc. notes 8.36s, 2024                                                             762,450
          2,790,000 HCA, Inc. sr. notes 7 7/8s, 2011                                                      2,922,525
          2,470,000 HCA, Inc. deb. 7.19s, 2015                                                            2,383,550
            500,000 HCA, Inc. notes 7s, 2007                                                                497,500
            500,000 HCA, Inc. med. term notes 6.63s, 2045                                                   517,340
          3,160,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        3,507,600
          2,770,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                          2,756,150
            555,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                           628,538
            730,000 Loewen Group, Inc. (The) company guaranty Ser. 5, 6.1s, 2002
                    (Canada) (In default) (NON)                                                             312,016
            430,000 Loewen Group International, Inc. company guaranty Ser. 7,
                    7.6s, 2008 (In default) (NON)                                                           225,750
            440,000 Loewen Group International, Inc. company guaranty Ser. 6,
                    7.2s, 2003 (In default) (NON)                                                           231,000
            410,000 Loewen Group International, Inc. 144A company guaranty
                    Ser. 4, 8 1/4s, 2003 (In default) (NON)                                                 252,150
          2,070,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                            2,142,450
          3,160,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                3,049,400
          9,100,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (NON) (STP)                                                                 63,609
          5,000,000 Mariner Post-Acute Network, Inc. bank term loan FRN Ser. A,
                    4.879s, 2004 (acquired 6/21/01, cost $3,400,000) (RES)                                3,510,000
          2,800,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009
                    (In default) (NON) (STP)                                                                    280
          4,180,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                41,800
          7,500,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         337,500
            430,000 Multicare Cos., Inc. bank term loan FRN Ser. B, 4.879s, 2004
                    (acquired 6/8/01, cost $297,775) (RES)                                                  334,325
          1,840,000 Omnicare, Inc. 144A sr. sub. notes 8 1/8s, 2011                                       1,904,400
         10,495,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                     3,358,400
            690,000 Service Corp. International debs. 7 7/8s, 2013                                          550,275
            430,000 Service Corp. International notes 7.7s, 2009                                            366,575
          4,250,000 Service Corp. International notes 6s, 2005                                            3,601,875
          2,620,000 Stewart Enterprises, Inc. 144A sr. sub. notes 10 3/4s, 2008                           2,780,475
          5,000,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                          500
          7,240,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 7,710,600
          3,475,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           3,831,188
          3,510,000 Triad Hospitals, Inc. 144A sr. notes 8 3/4s, 2009                                     3,659,175
          1,000,000 Triad Hospitals, Inc. bank term loan Ser. B, 5 7/8s, 2008
                    (acquired 4/24/01, cost $999,000) (RES)                                               1,009,250
          1,970,000 Vanguard Health Systems, Inc. 144A sr. sub. notes 9 3/4s, 2011                        2,038,950
                                                                                                      -------------
                                                                                                         72,454,296

Homebuilding (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                  2,040,000
          2,700,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           2,646,000
            690,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              752,100
            480,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                               499,200
          1,920,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                             1,987,200
            400,000 Del Webb Corp. sr. sub. debs 9s, 2006                                                   408,000
          2,170,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                         2,235,100
            200,000 K. Hovnanian Enterprises, Inc. company guaranty 9 1/8s, 2009                            194,000
          3,130,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   3,176,950
          1,250,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                     1,368,750
          1,270,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   1,231,900
            270,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            271,350
          2,940,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             3,101,700
          2,040,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         2,121,600
          1,640,000 Toll Corp. company guaranty 8 1/8s, 2009                                              1,623,600
                                                                                                      -------------
                                                                                                         23,657,450

Lodging (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,530,000 Felcor Lodging company guaranty 9 1/2s, 2008                                          1,566,338
          1,510,000 Felcor Lodging 144A sr. notes 8 1/2s, 2011                                            1,457,150
            740,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      736,300
          9,505,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            9,338,663
          1,260,000 Host Marriott L.P. company guaranty Ser. G, 9 1/4s, 2007                              1,297,800
          1,200,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                     1,194,000
          2,785,000 ITT Corp. notes 6 3/4s, 2005                                                          2,778,984
            540,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                     531,900
          3,160,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                3,195,550
            650,000 Meristar Hospitality Corp. 144A sr. notes 9s, 2008                                      656,500
                                                                                                      -------------
                                                                                                         22,753,185

Media (2.8%)
-------------------------------------------------------------------------------------------------------------------
          2,060,000 Adams Outdoor Advertising bank term loan FRN Ser. B, 7.24s,
                    2008 (acquired 8/1/01, cost $2,060,000) (RES)                                         2,057,425
          5,095,000 Affinity Group Holdings sr. notes 11s, 2007                                           4,177,900
          2,840,000 CanWest Media, Inc. 144A sr. sub. notes 10 5/8s, 2011 (Canada)                        2,932,300
          1,485,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                          1,418,175
          1,820,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                             1,719,900
          1,385,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                          1,371,150
          4,310,000 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010
                    (Canada)                                                                              3,728,150
          3,155,000 Interact Operating Co. notes 14s, 2003 (PIK)                                                316
          1,890,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                  1,719,900
          1,000,000 Lamar Advertising Co. Structured Notes 5.25s,
                    (issued by COUNTS Trust Series 2001-60) 2006                                          1,000,000
          1,060,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                       1,107,700
            425,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           439,875
          1,945,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                       1,988,763
          2,610,000 Perry-Judd company guaranty 10 5/8s, 2007                                             2,349,000
          2,950,000 PRIMEDIA, Inc. 144A sr. notes 8 7/8s, 2011                                            2,743,500
          1,650,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  1,575,750
          2,145,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                          1,909,050
          1,970,000 Quebecor Media, Inc. 144A sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                        1,103,200
          2,620,000 Quebecor Media, Inc. 144A sr. notes 11 1/8s, 2011 (Canada)                            2,672,400
          2,125,000 TDL Infomedia Holdings PLC sr. disc. notes stepped-coupon
                    zero % (15 1/2s, 10/15/04), 2010 (United Kingdom) (STP)                               1,721,250
          2,622,761 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                             2,098,209
                                                                                                      -------------
                                                                                                         39,833,913

Power Producers (1.9%)
-------------------------------------------------------------------------------------------------------------------
          3,880,000 AES Corp. sr. notes 9 3/8s, 2010                                                      3,996,400
          2,680,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                 2,715,985
          1,235,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 1,284,400
            540,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    555,773
          3,615,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  3,673,202
            890,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    900,585
             80,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     77,938
          4,320,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   5,076,173
            820,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     897,318
          2,540,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                 2,601,062
          5,911,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                              6,029,220
                                                                                                      -------------
                                                                                                         27,808,056

Retail (2.4%)
-------------------------------------------------------------------------------------------------------------------
          5,650,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             3,926,750
          1,000,000 Community Distributors 144A company guaranty Ser. B,
                    10 1/4s, 2004                                                                           397,500
            600,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   624,000
          1,180,000 Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                        1,215,400
          2,600,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                2,730,000
            910,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     819,000
            910,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                   864,500
          1,920,000 K mart Corp. 144A notes 9 7/8s, 2008                                                  1,948,800
          1,300,000 K mart Corp. notes 9 3/8s, 2006                                                       1,332,500
          1,000,000 K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                              860,000
            100,000 K mart Corp. med. term notes Ser. D, 7.55s, 2004                                         97,663
            215,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              198,875
            110,000 Rite Aid Corp. notes 7 1/8s, 2007                                                        95,700
          7,200,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              6,696,000
          1,000,000 Saks, Inc. company guaranty 7 1/2s, 2010                                                800,000
          3,505,000 Sbarro, Inc. company guaranty 11s, 2009                                               3,618,913
            121,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  115,360
          2,200,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                             1,991,000
          1,165,000 Southland Corp. deb. Ser. B, 4s, 2004                                                 1,060,150
          1,680,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                1,751,400
          3,315,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 3,298,425
            860,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   864,300
                                                                                                      -------------
                                                                                                         35,306,236

Technology (1.4%)
-------------------------------------------------------------------------------------------------------------------
          2,260,000 Amkor Technologies, Inc. Structured Notes 12.58s
                    (issued by STEERS Credit Linked Trust 2000) 2005                                      2,180,900
          1,220,000 Amkor Technologies, Inc. Structured Notes 12.58s
                    (issued by STEERS Credit Linked Trust 2000) 2005                                      1,204,750
          1,960,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2008                                         1,705,200
            360,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON)                                    297,000
            170,000 Comdisco, Inc. notes Ser. MTN, 6.62s, 2001 (In default) (NON)                           140,250
            470,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                     383,050
            940,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/2s, 2009                              949,400
          1,126,000 Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                          1,134,445
          8,020,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (STP)                                                       320,800
          4,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                            3,400,000
          1,510,000 Polaroid Corp. sr. notes 11 1/2s, 2006                                                  430,350
          1,620,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                               972,000
            550,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                        558,250
          1,940,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                          1,435,600
          1,630,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005
                    (In default) (NON) (STP)                                                                    163
          1,490,000 Telex Communications, Inc. company guaranty 10 1/2s, 2007                               417,200
          2,000,000 United Defense Industries, Inc. bank term loan FRN Ser. L
                    6.82s, 2009 (acquired various dates from 8/13/01
                    to 8/29/01, cost $2,005,000) (RES)                                                    2,006,876
            500,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         340,000
          3,200,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                          2,176,000
                                                                                                      -------------
                                                                                                         20,052,234

Textiles (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,980,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        821,700
          1,500,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          450,000
          3,910,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            3,519,000
          4,190,000 The William Carter Holdings Co. sr. sub. notes Ser. A,
                    10 3/8s, 2006                                                                         4,420,450
            800,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  780,000
          2,120,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                          784,400
          2,710,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        1,029,800
             10,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                             10,300
                                                                                                      -------------
                                                                                                         11,815,650

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,440,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         2,318,000

Transportation (4.6%)
-------------------------------------------------------------------------------------------------------------------
          3,220,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 3,284,400
            300,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                       252,000
          3,980,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    4,344,137
          2,650,000 Autonation, Inc. 144A sr. notes 9s, 2008                                              2,689,750
          3,260,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                        3,137,750
          2,710,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         2,723,550
          2,580,000 Dana Corp. 144A sr. notes 9s, 2011                                                    2,605,800
            940,000 Dana Corp. notes 6 1/4s, 2004                                                           897,700
            390,000 Dana Corp. notes 7s, 2029                                                               300,300
          1,420,000 Delco Remy International, Inc. 144A company guaranty
                    11s, 2009                                                                             1,508,750
          1,350,000 Dura Operating Corp. 144A company guaranty 9s, 2009                                   1,296,000
          2,850,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                2,750,250
            125,000 Eletson Holdings 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                             125,000
          2,220,000 Exide Corp. sr. notes 10s, 2005                                                       1,875,900
          1,490,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  178,800
          2,255,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  270,600
            480,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   57,600
          1,600,000 Hayes Lemmerz International, Inc. 144A company guaranty
                    11 7/8s, 2006                                                                         1,584,000
          5,880,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                          3,528,000
          2,920,000 Kansas City Southern Railway Co. company guaranty
                    9 1/2s, 2008                                                                          3,095,200
            830,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                        166,000
          1,720,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,776,674
          1,830,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       1,883,290
          2,880,000 Lear Corp. Structured Notes 8.46s
                    (issued by STEERS Credit Linked Trust 2001) 2006
                    (acquired 5/17/01, cost $2,880,000) (RES)                                             2,818,800
             40,000 MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                        22,000
            870,000 Motor Coach Industries bank term loan FRN Ser. B, 8.89s, 2006
                    (acquired 6/13/01, cost $689,775) (RES)                                                 713,400
          3,200,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                          3,344,000
          3,650,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               3,540,500
            990,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                1,049,400
          1,690,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                1,671,579
            730,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  727,533
          4,290,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         2,488,200
             49,299 Pegasus Shipping company guaranty Ser. A, 11 7/8s, 2004
                    (In default) (NON)                                                                       14,790
          3,220,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                         3,316,600
          3,670,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008
                    (In default) (NON)                                                                       73,400
          1,490,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                                 715,200
          1,920,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                          864,000
          1,831,810 Transportation Tech. 7.808s, 2007 (acquired 2/29/00,
                    cost $1,831,810) (RES)                                                                1,263,949
            620,000 United AirLines, Inc. deb. Ser. B, 11.21s, 2014                                         693,135
          1,910,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                       1,671,250
            610,000 Venture Holdings Trust 144A sr. notes Ser. B, 9 1/2s, 2005                              506,300
                                                                                                      -------------
                                                                                                         65,825,487

Utilities (2.0%)
-------------------------------------------------------------------------------------------------------------------
          5,480,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                5,397,800
          1,050,000 AES Corp. (The) notes 8 3/4s, 2008                                                    1,050,000
          1,090,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                          1,155,400
          2,380,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                          2,463,300
            340,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   355,004
          5,500,000 CMS Energy Corp. pass-through certificates 7s, 2005                                   5,422,450
          1,640,000 Edison International notes 6 7/8s, 2004                                               1,377,600
          1,470,000 Edison Mission Energy 144A sr. notes 10s, 2008                                        1,502,075
             23,092 Luannan Energy Co. 144A sec. notes 12 1/2s, 2002
                    (Cayman Islands) (PIK)                                                                   11,546
            271,007 Luannan Energy Co. sec. notes 12 1/2s, 2002 (Cayman Islands)                            135,504
          2,820,000 Mission Energy Holding 144A sec. notes 13 1/2s, 2008                                  2,890,500
          1,263,429 Northeast Utilities notes Ser. A, 8.58s, 2006                                         1,324,869
          1,625,067 Northeast Utilities notes Ser. B, 8.38s, 2005                                         1,699,040
          1,310,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005                                1,110,225
          2,640,000 Southern California Edison Co. notes 8.95s, 2003                                      2,250,600
            340,000 Southern California Edison Co. notes 6 3/8s, 2006                                       278,800
             10,000 The Cleveland Electric Illuminating Co. 144A sr. notes Ser. D,
                    7.88s, 2017                                                                              10,573
                                                                                                     --------------
                                                                                                         28,435,286
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $1,434,960,767)                            $1,219,613,225

PREFERRED STOCKS (4.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Adelphia Business Solutions, Inc. Ser. B, 12.875% pfd.                           $          160
            170,061 Avecia Group PLC $4.00 pfd. (United Kingdom) (PIK)                                    4,421,586
            157,225 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        5,345,650
            169,500 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  4,368,015
             87,420 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   4,939,230
              8,330 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               220,745
            795,000 CSBI Capital Trust I 144A Ser. A, 11.75% pfd.                                           898,350
             86,207 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    9,224,149
              9,000 Decrane Aircraft Holdings Co. $16.00 pfd. (PIK)                                         900,000
             68,200 Doane Products Co. $7.125 pfd.                                                        2,046,000
                240 Dobson Communications Corp. 13.00% pfd.                                                 223,200
              4,756 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                    4,351,740
              2,750 First Republic Capital Corp. 144A 10.50% pfd.                                         2,516,250
              1,340 Fresenius Medical Capital Trust II 7.875% company guaranty
                    pfd. (Germany)                                                                        1,340,000
              5,653 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)                                     1,413,250
              4,816 ICG Holdings, Inc. 144A 14.00% pfd. (Canada) (In default) (NON) (PIK)                        48
              5,718 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             6,261,210
                870 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                              552,450
              2,533 Nextel Communications, Inc. 144A Ser. E, 11.125% pfd. (PIK)                           1,367,820
            109,106 North Atlantic Trading Co. zero % pfd. (PIK)                                          1,527,484
              1,257 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                   11,438,700
                  1 Paxson Communications Corp. 12.50% pfd. (PIK)                                               940
              2,400 PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                  182,400
              3,254 Rural Cellular Corp. 12.25% pfd. (PIK)                                                2,798,440
                                                                                                     --------------
                    Total Preferred Stocks (cost $70,069,180)                                        $   66,337,817

FOREIGN GOVERNMENT BONDS AND NOTES (2.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         1,090,000 Argentina (Republic of) bonds Ser. 2018, 12 1/4s, 2018                           $      632,200
            795,000 Argentina (Republic of) bonds Ser. 2031, 12s, 2031                                      461,100
          1,110,000 Argentina (Republic of) unsub. 9 3/4s, 2027                                             616,050
          2,420,000 Argentina (Republic of) unsub. notes stepped-coupon
                    Ser. 2008, 7s (15 1/2s, 12/19/04), 2008 (STP)                                         1,579,050
          2,090,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                      1,682,450
          2,420,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                   1,736,350
          2,000,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,980,000
            765,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 5s
                    (6s, 8/15/02), 2030 (STP)                                                               321,300
          2,660,000 Philippines (Republic of) notes 10 5/8s, 2025                                         2,357,558
          2,795,000 Russia (Federation of) bonds 12 3/4s, 2028                                            2,788,013
          2,335,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            1,827,138
         15,055,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         7,170,697
            375,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                325,313
          1,170,000 United Mexican States bonds 11 3/8s, 2016                                             1,415,700
          1,990,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                    2,248,700
          1,225,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      1,353,625
          2,400,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                            1,653,120
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes
                    (cost $29,837,177)                                                               $   30,148,364

CONVERTIBLE BONDS AND NOTES (1.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           200,000 American Tower Corp. cv. notes 5s, 2010                                          $      154,200
          1,140,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                  1,099,758
          3,410,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                        1,636,800
            140,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            132,125
            310,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    288,688
            320,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  186,000
            650,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                        499,688
          7,390,000 Solectron Corp. cv. notes zero %, 2020                                                3,731,950
            570,000 Telewest Finance 144A cv. company guaranty 6s, 2005
                    (United Kingdom)                                                                        379,050
          4,205,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                      2,796,325
          3,000,000 Total Renal Care Holdings, Inc. 144A cv. notes 7s, 2009                               2,868,750
                                                                                                     --------------
                    Total Convertible Bonds and Notes (cost $13,984,398)                             $   13,773,334

BRADY BONDS (0.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,761,600 Argentina (Republic of) debs. FRB 5.563s, 2005                                   $    2,105,720
          7,062,136 Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                     5,111,574
          3,310,000 Brazil (Federal Republic of) govt. guaranty Ser. 18YR FRB
                    5 1/2s, 2012                                                                          2,192,875
          1,014,750 Bulgaria (Government of) deb. Ser. PDI, FRB, 4.563s, 2011                               816,874
          1,575,000 Peru (Republic of) FLIRB, 4s, 2017                                                    1,035,563
          1,702,360 Venezuela (Republic of) deb. Ser. DL, FRB, 4.75s, 2007                                1,393,892
                                                                                                     --------------
                    Total Brady Bonds (cost $13,402,554)                                             $   12,656,498

COMMON STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            255,713 Arch Wireless, Inc. (NON)                                                        $        9,206
             76,687 Aurora Foods, Inc. (NON)                                                                321,319
             27,272 Capstar Broadcasting 144A (NON)                                                         107,179
             64,112 Celcaribe SA (Colombia) (NON)                                                             8,014
             60,553 Intira Corp. (NON)                                                                            6
              6,876 MPower Holdings Corp. 144A (NON)                                                          2,200
                613 Quorum Broadcast Holdings, Inc. Class E                                                 613,069
                 95 RCN Corp. (NON)                                                                             324
              1,260 RCN Corp. 144A (NON)                                                                         13
              2,996 RSL Communications, Ltd. Class A (NON)                                                       33
            160,552 Safety Components International, Inc. (NON)                                           1,164,002
             33,599 United Artists Theatre (NON)                                                            268,792
             12,145 Vast Solutions, Inc. Class B1 (NON)                                                      36,435
             12,145 Vast Solutions, Inc. Class B2 (NON)                                                      36,435
             12,145 Vast Solutions, Inc. Class B3 (NON)                                                      36,435
             13,000 Wayland Investment Fund II
                    (acquired 2/2/01, cost $1,300,000) (RES)                                              1,300,000
                  6 Worldcom, Inc.-WorldCom Group (NON)                                                          77
                                                                                                     --------------
                    Total Common Stocks (cost $6,506,532)                                            $    3,903,539

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
         11,433,787 Contifinacial Corp. Liquidating Trust units 8 1/8s                               $    1,029,041
              1,410 Mikohn Gaming Corp. 144A units 11 7/8s, 2008                                          1,353,600
              2,680 Pegasus Shipping 144A units stepped-coupon zero %
                    (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                                                 93,800
                 55 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    16,500
             19,405 XCL, Ltd. 144A units 9.50% cum. cv. pfd. (PIK)                                            9,703
                                                                                                     --------------
                    Total Units (cost $11,695,765)                                                   $    2,502,644

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09   $            1
              4,375 Asia Plup & Paper Co., Ltd. 144A                                      3/15/05                44
              1,640 Bestel SA de CV (Mexico)                                              5/15/05           196,800
              5,160 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08               516
              3,230 CellNet Data Systems, Inc.                                            10/1/07                 3
              3,200 CGA Group, Ltd. 144A                                                  2/11/07                32
              2,890 Colo.com, Inc. 144A                                                   3/15/10                29
                130 Cybernet Internet Services International, Inc. 144A                   7/1/09                  1
              2,930 Dayton Superior Corp.                                                 6/15/09            58,600
              7,940 Decrane Aircraft Holdings Co.                                         9/30/08                 8
                  1 Decrane Aircraft Holdings Co. Class B                                 6/30/10                 1
             67,681 Delta Financial Corp.                                                 12/21/10                7
                375 Destia Communications 144A                                            7/15/07                 4
             42,305 Diva Systems Corp. 144A                                               3/1/08            211,525
                 60 Globalstar Telecommunications                                         2/15/04                 1
              3,600 Horizon PCS, Inc.                                                     10/1/01            72,000
             53,776 ICG Communications, Inc.                                              10/15/05              538
                375 Insilco Corp. 144A                                                    8/15/07                 1
              1,670 Insilco Holding Co.                                                   8/15/08            66,800
                 20 Interact Systems, Inc.                                                8/1/03                  1
              1,020 Interact Systems, Inc. 144A                                           12/15/09               10
            363,973 Intira Corp. Class B                                                  9/29/10                36
              3,070 Ipcs Inc. 144A                                                        7/15/10           184,200
                470 Iridium World Com 144A                                                7/15/05                 1
              2,010 IWO Holdings, Inc.                                                    1/15/11           140,700
              3,610 Jostens, Inc.                                                         5/1/10             72,651
              3,980 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                40
              3,815 Knology Holdings                                                      10/22/07              191
              2,000 Leap Wireless International, Inc. 144A                                4/15/10            73,000
                320 McCaw International, Ltd.                                             4/15/07             5,440
              2,800 Mediq, Inc. 144A                                                      6/1/09                 28
                 30 Metronet Communications 144A                                          8/15/07             2,100
                440 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 50 Orion Network Systems                                                 1/15/07                 3
              2,560 Paxson Communications Corp. 144A                                      6/30/03            10,240
              1,340 Pliant Corp. 144A                                                     6/1/10              2,680
                300 Raintree Resort 144A                                                  12/1/04                 3
              2,480 Startec Global Communications Corp.                                   5/15/08                74
              1,580 Telehub Communications Corp. 144A                                     7/31/05                 2
              2,130 Travel Centers of America                                             5/1/09                 21
              5,200 Ubiquitel, Inc. 144A                                                  4/15/10           208,000
                125 UIH Australia/Pacific, Inc. 144A                                      5/15/06                 1
              4,030 Veraldo Holdings, Inc. 144A                                           4/15/08             2,015
                110 Versatel Telecom NV (Netherlands)                                     5/15/08               110
                990 WAM!NET, Inc.                                                         3/1/05                 10
              3,250 XM Satellite Radio Holdings, Inc. 144A                                3/15/10             3,250
            125,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11           203,119
            125,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            78,125
                                                                                                     ---------------
                    Total Warrants (cost $3,713,234)                                                 $    1,592,963

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  8 Anker Coal Group, Inc. 14.25% cv. pfd.                                           $           40
            165,805 Earthwatch, Inc. 144A Ser. C, 8.50% cv. pfd. (PIK)                                        1,658
              6,500 Global Crossing, Ltd. 144A 7.00% cum. cv. pfd. (Bermuda)                                365,625
              1,020 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                               10
             20,900 LTV Corp. (The) 144A $4.125 cv. pfd. (In default) (NON)                                  50,954
                106 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   932,800
             26,408 Penisula Gaming Partners 144A $7.14 cv. pfd.                                            158,445
              2,937 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (PIK)                                          1,469
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $4,062,122)                             $    1,511,001

SHORT-TERM INVESTMENTS (4.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$               426 Short-term investments held as collateral for loaned securities with yields ranging from 3.51% to 3.80% and due dates
                    ranging from September 4, 2001 to October 19, 2001. (d)                          $          425
            200,000 US Treasury Bills zero %, September 13, 2001.                                           199,722
         63,103,000 Interest in $663,430,000 joint repurchase agreement dated August 31, 2001 with JPMorgan Chase & Co.
                    due September 4, 2001 with respect to various
                    U.S. Government obligations -- maturity value
                    of $63,128,872 for an effective yield of 3.69%.                                      63,103,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $63,303,147)                                  $   63,303,147
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,651,534,876) (b)                                      $1,415,342,532
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,443,447,287.

  (b) The aggregate identified cost on a tax basis is $1,660,962,881, resulting in gross unrealized appreciation and depreciation of $44,119,069 and $289,739,418, respectively, or net unrealized depreciation of $245,620,349.

  (d) See footnote 1 to financial statements on page 47.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2001 was $51,210,951or 3.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at August 31, 2001, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Swap Contracts Outstanding at August 31, 2001

                                        Notional    Termination    Unrealized
                                         Amount        Date       Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated October 27,
2000 to receive
semi-annually the
notional amount
multiplied by
6.74% and pay
quarterly the
notional amount
multiplied by
three month USD
LIBOR                                 $25,500,000     10/31/05     $1,788,896
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $296 of securities
on loan (identified cost $1,651,534,876) (Note 1)                            $1,415,342,532
-------------------------------------------------------------------------------------------
Cash                                                                              4,355,749
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        33,841,456
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            4,247,828
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    7,150,293
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       1,788,896
-------------------------------------------------------------------------------------------
Total assets                                                                  1,466,726,754

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             5,216,338
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 11,799,185
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,782,420
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,202,938
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          173,459
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        43,222
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,146
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              897,283
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                      425
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              160,051
-------------------------------------------------------------------------------------------
Total liabilities                                                                23,279,467
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,443,447,287

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,963,615,922
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (11,542,069)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (274,223,118)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (234,403,448)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,443,447,287

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($590,355,174 divided by 101,283,950 shares)                                          $5.83
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $5.83)*                                $6.12
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($717,534,662 divided by 122,889,095 shares)**                                        $5.84
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($35,238,545 divided by 6,041,903 shares)**                                           $5.83
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($32,769,294 divided by 5,613,650 shares)                                             $5.84
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $5.84)*                                $6.04
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($67,549,612 divided by by 11,616,613)                                                $5.81
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                      $ 164,318,790
-------------------------------------------------------------------------------------------
Dividends                                                                         8,224,734
-------------------------------------------------------------------------------------------
Securities lending                                                                       12
-------------------------------------------------------------------------------------------
Total investment income                                                         172,543,536

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  8,455,807
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,311,398
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    34,651
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     22,512
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,392,256
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             7,094,794
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               263,101
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               159,846
-------------------------------------------------------------------------------------------
Other                                                                               962,954
-------------------------------------------------------------------------------------------
Total expenses                                                                   19,697,319
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (340,924)
-------------------------------------------------------------------------------------------
Net expenses                                                                     19,356,395
-------------------------------------------------------------------------------------------
Net investment income                                                           153,187,141
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (143,169,514)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     134,516
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                      1,226,617
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (13,544)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and swap contracts during the year                                              (57,368,885)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (199,190,810)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $ (46,003,669)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended August 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $  153,187,141   $  145,459,347
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                        (141,821,925)     (86,263,035)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (57,368,885)     (51,770,200)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       (46,003,669)       7,426,112
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (66,940,987)     (60,710,198)
--------------------------------------------------------------------------------------------------
   Class B                                                            (79,908,952)     (80,007,377)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,941,386)        (949,620)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,764,066)      (3,792,152)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (3,582,331)              --
--------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                                     --         (797,140)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,050,517)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (12,469)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (49,792)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                               (117,704)              --
--------------------------------------------------------------------------------------------------
   Class B                                                               (140,506)              --
--------------------------------------------------------------------------------------------------
   Class C                                                                 (5,172)              --
--------------------------------------------------------------------------------------------------
   Class M                                                                 (6,618)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                                 (6,299)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     276,730,841       18,817,746
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                73,313,151     (121,125,407)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,370,134,136    1,491,259,543
--------------------------------------------------------------------------------------------------
End of year (Including distributions in excess
of net investment income of $11,542,069 and
$8,520,758, respectively)                                          $1,443,447,287   $1,370,134,136
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                                                          For the period
Per-share                                                                 Dec. 31, 1997+
operating performance                        Year ended August 31          to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.78        $7.49        $8.02        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .72          .77          .78          .41(f)
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.93)        (.70)        (.48)        (.47)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.21)         .07          .30         (.06)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.74)        (.77)        (.78)        (.32)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.05)
----------------------------------------------------------------------------------------
From return of capital                    --(d)        --         (.03)        (.05)
----------------------------------------------------------------------------------------
Total distributions                     (.74)        (.78)        (.83)        (.42)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.83        $6.78        $7.49        $8.02
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.94)         .97         3.85        (1.08)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $590,355     $561,606     $594,559     $278,847
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.05         1.01         1.06          .84(f)*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              11.69        10.71         9.99         4.57(f)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 90.24        87.91        51.30(e)     44.05*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of less than $0.01 per class A share for the period ended August 31, 1998.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                 Dec. 31, 1997+
operating performance                         Year ended August 31        to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.79        $7.50        $8.01        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .67          .71          .72          .36(f)
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.93)        (.69)        (.46)        (.46)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.26)         .02          .26         (.10)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.69)        (.72)        (.72)        (.29)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.05)
----------------------------------------------------------------------------------------
From return of capital                    --(d)        --         (.03)        (.05)
----------------------------------------------------------------------------------------
Total distributions                     (.69)        (.73)        (.77)        (.39)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.84        $6.79        $7.50        $8.01
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.67)         .21         3.33        (1.58)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $717,535     $758,381     $855,729     $444,096
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.80         1.76         1.81         1.34(f)*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              10.98         9.96         9.24         4.07(f)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 90.24        87.91        51.30(e)     44.05*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of less than $0.01 per class B share for the period ended August 31, 1998.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    July 26, 1999+
operating performance                  Year ended August 31   to August 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.79        $7.50        $7.69
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .67          .71          .08
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.94)        (.69)        (.20)
---------------------------------------------------------------------------
Total from
investment operations                   (.27)         .02         (.12)
---------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------
From net
investment income                       (.69)        (.72)        (.07)
---------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)          --(d)
---------------------------------------------------------------------------
From return of capital                    --(d)        --           --(d)
---------------------------------------------------------------------------
Total distributions                     (.69)        (.73)        (.07)
---------------------------------------------------------------------------
Net asset value,
end of period                          $5.83        $6.79        $7.50
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.82)         .20        (1.52)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $35,239      $17,220       $1,528
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.80         1.76          .18*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              10.82         9.97         1.18*
---------------------------------------------------------------------------
Portfolio turnover (%)                 90.24        87.91        51.30(e)
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------
                                                                         For the period
Per-share                                                                 Dec. 31, 1997+
operating performance                         Year ended August 31        to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.78        $7.50        $8.01        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .70          .75          .77          .40(f)
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.92)        (.71)        (.47)        (.48)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.22)         .04          .30         (.08)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.72)        (.75)        (.76)        (.31)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.05)
----------------------------------------------------------------------------------------
From return of capital                    --(d)        --         (.03)        (.05)
----------------------------------------------------------------------------------------
Total distributions                     (.72)        (.76)        (.81)        (.41)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.84        $6.78        $7.50        $8.01
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.04)         .57         3.86        (1.33)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $32,769      $32,928      $39,443      $19,094
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.30         1.26         1.31         1.01(f)*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              11.47        10.46         9.71         4.49(f)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 90.24        87.91        51.30(e)     44.05*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(f) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of less than $0.01 per class M share for the period ended August 31, 1998.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------
                                                       For the period
Per-share                                               Oct. 2, 2000+
operating performance                                   to August 31
---------------------------------------------------------------------
                                                            2001
---------------------------------------------------------------------
Net asset value,
beginning of period                                        $6.62
---------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------
Net investment income (a)                                    .65
---------------------------------------------------------------------
Net realized and unrealized
loss on investments                                         (.77)
---------------------------------------------------------------------
Total from
investment operations                                       (.12)
---------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------
From net
investment income                                           (.69)
---------------------------------------------------------------------
From return of capital                                        --(d)
---------------------------------------------------------------------
Total distributions                                         (.69)
---------------------------------------------------------------------
Net asset value,
end of period                                              $5.81
---------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     (1.63)*
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $67,550
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    .73*
---------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                  10.61*
---------------------------------------------------------------------
Portfolio turnover (%)                                     90.24
---------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1
Significant accounting policies

Putnam High Yield Trust II ("the fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated corporate bonds constituting a portfolio that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes does not involve undue risk to income or principal. Capital growth is a secondary goal when consistent with achieving high current income.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on October 2, 2000. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At August 31, 2001, the value of securities loaned amounted to $296. The fund received cash collateral of $425, which is pooled with collateral from other Putnam funds into (40) issuers of high-grade short-term investments.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2001, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2001, the fund had a capital loss carryover of approximately $143,178,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $ 3,691,000    August 31, 2005
     4,909,000    August 31, 2006
    14,567,000    August 31, 2007
    24,799,000    August 31, 2008
    95,212,000    August 31, 2009

K) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, dividends payable, defaulted bond interest, realized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2001, the fund reclassified $929,270 to decrease distributions in excess of net investment income and $21,263 to increase paid-in-capital, with an increase to accumulated net realized losses of $950,533. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended August 31, 2001, the fund's expenses were reduced by $340,924 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,704 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $473,911 and $8,547 from the sale of class A and class M shares, respectively, and received $1,683,628 and $8,018 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 2001, Putnam Retail Management, acting as underwriter received $31,582 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,394,425,880 and $1,106,230,031, respectively. Purchases and sales of U.S. government obligations aggregated $5,193,376 and $31,880,329, respectively.

Note 4
Capital shares

At August 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 62,282,987       $ 381,280,454
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             7,512,371          45,478,995
---------------------------------------------------------------------------
                                            69,795,358         426,759,449

Shares
repurchased                                (51,396,089)       (315,420,241)
---------------------------------------------------------------------------
Net increase                                18,399,269       $ 111,339,208
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 38,354,680       $ 274,464,327
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             5,534,131          39,296,574
---------------------------------------------------------------------------
                                            43,888,811         313,760,901

Shares
repurchased                                (40,370,639)       (290,560,712)
---------------------------------------------------------------------------
Net increase                                 3,518,172       $  23,200,189
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 46,403,607       $ 284,506,937
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             6,903,440          41,922,154
---------------------------------------------------------------------------
                                            53,307,047         326,429,091

Shares
repurchased                                (42,121,770)       (257,266,536)
---------------------------------------------------------------------------
Net increase                                11,185,277       $  69,162,555
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 37,471,914       $ 269,523,743
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             5,847,780          41,666,608
---------------------------------------------------------------------------
                                            43,319,694         311,190,351

Shares
repurchased                                (45,701,856)       (329,347,698)
---------------------------------------------------------------------------
Net decrease                                (2,382,162)      $ (18,157,347)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,127,821        $ 43,425,338
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               305,173           1,844,284
---------------------------------------------------------------------------
                                             7,432,994          45,269,622

Shares
repurchased                                 (3,928,597)        (23,814,315)
---------------------------------------------------------------------------
Net increase                                 3,504,397        $ 21,455,307
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,081,154         $22,067,176
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                93,380             655,959
---------------------------------------------------------------------------
                                             3,174,534          22,723,135

Shares
repurchased                                   (840,750)         (6,013,222)
---------------------------------------------------------------------------
Net increase                                 2,333,784         $16,709,913
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,595,150        $ 15,900,004
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               428,912           2,602,256
---------------------------------------------------------------------------
                                             3,024,062          18,502,260
---------------------------------------------------------------------------
Shares
repurchased                                 (2,263,678)        (13,786,876)
---------------------------------------------------------------------------
Net increase                                   760,384        $  4,715,384
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,999,081        $ 14,393,083
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               372,264           2,654,760
---------------------------------------------------------------------------
                                             2,371,345          17,047,843
---------------------------------------------------------------------------
Shares
repurchased                                 (2,780,245)        (19,982,852)
---------------------------------------------------------------------------
Net decrease                                  (408,900)       $ (2,935,009)
---------------------------------------------------------------------------

                                            For the period October 2, 2000
                                           (commencement of operations) to
                                                           August 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,298,350        $ 86,127,188
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               605,395           3,588,630
---------------------------------------------------------------------------
                                            14,903,745          89,715,818

Shares
repurchased                                 (3,287,132)        (19,657,431)
---------------------------------------------------------------------------
Net increase                                11,616,613        $ 70,058,387
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

For the year ended August 31, 2001, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The fund has designated 1.25% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Stephen C. Peacher
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam High Yield Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN064-75503  2HB/2HD/2HE  10/01

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam High Yield Trust II
Supplement to annual Report dated 8/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 8/31/01

                                                       NAV
1 year                                               -3.04%
Life of fund (since class A inception, 12/31/97)      0.61%
Annual average                                        0.16%

Share value:                                           NAV
10/2/00                                               $6.62
8/31/01                                               $5.81
----------------------------------------------------------------------------
Distributions:   No.    Income   Capital gains   Return of Capital    Total
                 11    $0.6879      $0.0000          $0.0012          .6891
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


Putnam
Financial
Services
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

8-31-01

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 8/31/01. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 2/28/02.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
August 31, 2001 (Unaudited)

COMMON STOCKS (99.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (42.0%)
-------------------------------------------------------------------------------------------------------------------
              1,363 Bank of America Corp.                                                             $      83,825
              3,909 Bank of New York Company, Inc. (The)                                                    155,187
                575 Charter One Financial, Inc.                                                              16,790
              1,660 Comerica, Inc.                                                                           99,185
              3,016 FleetBoston Financial Corp.                                                             111,079
                815 Greater Bay Bancorp                                                                      21,630
              1,030 Huntington Bancshares, Inc.                                                              18,725
                934 M & T Bank Corp.                                                                         67,855
              4,413 Mellon Financial Corp.                                                                  155,558
                817 SunTrust Banks, Inc.                                                                     55,801
              7,901 U.S. Bancorp                                                                            191,520
              5,065 Wells Fargo & Co.                                                                       233,041
              2,010 Zions Bancorporation                                                                    115,093
                                                                                                      -------------
                                                                                                          1,325,289

Conglomerates (1.2%)
-------------------------------------------------------------------------------------------------------------------
                 17 Berkshire Hathaway, Inc. Class B (NON)                                                   39,304

Consumer Finance (12.1%)
-------------------------------------------------------------------------------------------------------------------
              1,691 Capital One Financial Corp.                                                              94,037
                310 Household International, Inc.                                                            18,321
              4,053 MBNA Corp.                                                                              140,881
              1,110 Metris Companies, Inc.                                                                   30,192
              2,480 Providian Financial Corp.                                                                96,869
                                                                                                      -------------
                                                                                                            380,300

Financial (11.9%)
-------------------------------------------------------------------------------------------------------------------
              3,099 Citigroup, Inc.                                                                         141,779
              3,678 Freddie Mac                                                                             231,273
                                                                                                      -------------
                                                                                                            373,052

Insurance (8.6%)
-------------------------------------------------------------------------------------------------------------------
              2,206 ACE, Ltd.                                                                                73,173
              1,353 American International Group, Inc.                                                      105,805
                225 Transatlantic Holdings, Inc.                                                             16,504
                925 XL Capital, Ltd. Class A (Bermuda)                                                       76,775
                                                                                                      -------------
                                                                                                            272,257

Investment Banking/Brokerage (20.9%)
-------------------------------------------------------------------------------------------------------------------
              4,718 Charles Schwab Corp. (The)                                                               58,786
              2,218 Goldman Sachs Group, Inc. (The)                                                         177,661
              2,282 J.P. Morgan Chase & Co.                                                                  89,911
              3,210 Merrill Lynch & Co., Inc.                                                               165,636
              3,110 Morgan Stanley, Dean Witter & Co.                                                       165,919
                                                                                                      -------------
                                                                                                            657,913

Real Estate (3.1%)
-------------------------------------------------------------------------------------------------------------------
                710 Boston Properties, Inc. (R)                                                              27,974
              2,185 Equity Office Properties Trust (R)                                                       70,117
                                                                                                      -------------
                                                                                                             98,091
                                                                                                      -------------
                    Total Common Stocks (cost $3,378,006)                                             $   3,146,206

SHORT-TERM INVESTMENTS (0.6%) (a) (cost $19,791)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            19,834 Short-term investments held as collateral for loaned securities with yields ranging from 3.51% to 3.80% and due dates
                    from September 4, 2001 to October 19, 2001. (d)                                   $      19,791
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,397,797) (b)                                           $   3,165,997
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,152,147.

  (b) The aggregate identified cost on a tax basis is $3,399,232, resulting in gross unrealized appreciation and depreciation of $75,552 and $308,787, respectively, or net unrealized depreciation of $233,235.

(NON) Non-income-producing security.

  (d) See footnote 1 to financial statements on pg. 11.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $19,168 of securities on loan
(identified cost $3,397,797) (Note 1)                                            $3,165,997
-------------------------------------------------------------------------------------------
Cash                                                                                 13,128
-------------------------------------------------------------------------------------------
Dividends receivable                                                                  3,272
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   18
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      105,505
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      1,505
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                     702
-------------------------------------------------------------------------------------------
Total assets                                                                      3,290,127

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    104,263
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              958
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          106
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Payable for auditing fees                                                             7,300
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   19,791
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                3,555
-------------------------------------------------------------------------------------------
Total liabilities                                                                   137,980
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,152,147

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $3,352,073
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          8,753
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                23,121
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (231,800)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,152,147

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,152,147 divided by 394,984 shares)                                                $7.98
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.98)*                                $8.47
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended August 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $8)                                              $  26,746
-------------------------------------------------------------------------------------------
Interest                                                                                485
-------------------------------------------------------------------------------------------
Total investment income                                                              27,231

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     11,610
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,258
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       785
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                               1,008
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,277
-------------------------------------------------------------------------------------------
Auditing                                                                              5,426
-------------------------------------------------------------------------------------------
Legal                                                                                 2,395
-------------------------------------------------------------------------------------------
Other                                                                                   296
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                       (9,597)
-------------------------------------------------------------------------------------------
Total expenses                                                                       18,478
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               --
-------------------------------------------------------------------------------------------
Net expenses                                                                         18,478
-------------------------------------------------------------------------------------------
Net investment income                                                                 8,753
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     24,556
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (102,349)
-------------------------------------------------------------------------------------------
Net loss on investments                                                             (77,793)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $ (69,040)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                   January 8, 2001
                                                                 Six months ended    (commencement
                                                                        August 31   of operations)
                                                                            2001* to Feb. 28, 2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                  $    8,753       $    4,856
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    24,556           (6,968)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (102,349)        (129,451)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                      (69,040)        (131,563)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         202,969          149,781
--------------------------------------------------------------------------------------------------
Total increase in net assets                                              133,929           18,218

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                            3,018,218        3,000,000
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $8,753 and $--, respectively)                                $3,152,147       $3,018,218
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------
                                    Six months
                                       ended     For the period
Per-share                            August 31  January 8, 2001+
operating performance               (Unaudited)  to February 28
----------------------------------------------------------------
                                        2001         2001
----------------------------------------------------------------
Net asset value,
beginning of period                    $8.13        $8.50
----------------------------------------------------------------
Investment operations
----------------------------------------------------------------
Net investment income (a)(b)             .02          .01
----------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.17)        (.38)
----------------------------------------------------------------
Total from
investment operations                   (.15)        (.37)
----------------------------------------------------------------
Net asset value,
end of period                          $7.98        $8.13
----------------------------------------------------------------
Total return at
net asset value (%)(c)                 (1.85)*      (4.35)*
----------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,152       $3,018
----------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)             .56*         .16*
----------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)             .27*         .16*
----------------------------------------------------------------
Portfolio turnover (%)                 75.28*       14.85*
----------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.02 and $0.03 per share for the periods ended August 31, 2001 and February 28, 2001, respectively.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
August 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Financial Services Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of U.S. companies in the financials services industries that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes have the potential for capital appreciation.

The fund offers class A shares. Class A shares are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At August 31, 2001, the value of securities loaned amounted to $19,168. The fund received cash collateral of $19,791, which is pooled with collateral of other Putnam funds into 40 issuers of high grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended August 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized offering costs The offering costs of $2,000 are being amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, and 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $8.5 billion and 0.37% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through February 28, 2002 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses and payments under the fund's distribution plan) would exceed an annual rate of 1.10% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to increase a portion of the fund's expenses. For the six months ended August 31, 2001, the fund's expenses were increased by no monies under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months ended August 31, 2001, Putnam Retail Management, acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended August 31, 2001, Putnam Retail Management, acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,771,843 and $2,437,623, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    141,611          $1,173,549
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               141,611           1,173,549

Shares
repurchased                                   (117,859)           (970,580)
---------------------------------------------------------------------------
Net increase                                    23,752          $  202,969
---------------------------------------------------------------------------

                                            For the period January 8, 2001
                                              (commencement of operations)
                                                      to February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     18,325            $150,060
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                18,325             150,060

Shares
repurchased                                        (34)               (279)
---------------------------------------------------------------------------
Net increase                                    18,291            $149,781
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 8, 2001, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 for class A shares and the issuance of 352,941 shares for class A to Putnam Investments, LLC on January 5, 2001.

At August 31, 2001, Putnam Investments, LLC owned 352,941 shares of the fund, 89.4% of shares outstanding, valued at $2,816,469.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President

Paul C. Warren
Vice President

Stephen S. Oler
Vice President and Fund Manager

Richard Cervone
Vice President and Fund Manager

Walter Scully
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Financial Services Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


75499  2UM  10/01